ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2025

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Ernst & Young LLP 155 N Upper Wacker Dr Chicago, IL 60606	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and

Contract Owners of ZALICO Variable Annuity Separate Account of

 Zurich American Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company (the Separate Account), as of December 31, 2025, the related statement of operations and the statements of changes in contract owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its contract owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s Auditor since 2021.

April 23, 2026

A member firm of Ernst & Young Global Limited	1

Appendix

Subaccounts comprising ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
Alger Balanced-Class I-2 Alger Capital Appreciation-Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Large Cap Growth-Class I-2
Alger Mid Cap Growth-Class I-2
Alger Small Cap Growth-Class I-2
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Service Shares
DWS Capital Growth VIP A
DWS Core Equity VIP A
DWS CROCI® International VIP A
DWS CROCI® U.S. VIP A
DWS Equity 500 Index VIP A
DWS Global Income Builder VIP A
DWS Global Small Cap VIP A
DWS Government Money Market VIP A
DWS High Income VIP A
DWS International Opportunities VIP A
DWS Small Cap Index VIP A
DWS Small Mid Cap Growth VIP A
DWS Small Mid Cap Value VIP A
DWS Small Mid Cap Value VIP B
Fidelity VIP Contrafund
Fidelity VIP Equity Income
Fidelity VIP Growth
Fidelity VIP II Asset Manager 50% Portfolio
Fidelity VIP II Index 500
Fidelity VIP II Index 500 – Service Class 2
FTVIP Franklin Mutual Global Discovery Fund CL 2
FTVIP Franklin Mutual Shares Fund CL 2
FTVIP Franklin Rising Dividends Fund CL 2
FTVIP Franklin Small Cap Value Fund CL 2
FTVIP Franklin Strategic Income Fund CL 2
FTVIP Franklin U.S. Government Fund CL 2
FTVIP Templeton Developing Markets Fund CL 2

Invesco V.I. Discovery Large Cap Fund Invesco V.I. Discovery Mid Cap Growth Fund Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

A member firm of Ernst & Young Global Limited	2

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Equity and Income Fund Series I
Invesco V.I. Global Fund Series II
Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. Global Strategic Income Fund Series II
Invesco V.I. Health Care Series I
Invesco V.I. Main Street Fund Series II
Invesco V.I. Main Street Small Cap Fund Series II
Janus Henderson Balanced Portfolio I-S
Janus Henderson Enterprise Portfolio I-S
Janus Henderson Forty Portfolio I-S
Janus Henderson Global Research Portfolio I-S
Janus Henderson Mid Cap Value Portfolio S-S
Janus Henderson Research Portfolio I-S
LVIP American Century VP Disciplined Core Value
LVIP American Century VP Value
LVIP JPMorgan Core Bond
LVIP JPMorgan Mid Cap Value
LVIP JPMorgan Small Cap Core
LVIP JPMorgan US Equity Portfolio
Voya Global High Dividend Low Volatility Portfolio Class S
VY JPMorgan Emerging Markets Equity Portfolio Class I
DWS Capital Growth VIP B	N/A	For the period from January 1, 2024 through June 17, 2024
DWS Core Equity VIP B
DWS CROCI® International VIP B
DWS CROCI® U.S. VIP B
DWS High Income VIP B

A member firm of Ernst & Young Global Limited	3

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2025

	$		$		$		$		$		$		$		$		$
	Alger Portfolios										BNY Mellon Investment Portfolios				BNY Mellon Sustainable U.S. Equity Funds
	Alger Balanced- Class I-2		Alger Capital Appreciation -Class I-2		Alger Large Cap Growth- Class I-2		Alger Mid Cap Growth- Class I-2		Alger Small Cap Growth- Class I-2		BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares		BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares		BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
ASSETS

Investments in underlying portfolio funds, at fair value		$28,748,453		$66,566,885		$16,497,894		$8,360,480		$4,612,282		$24,207,168		$2,570,106		$7,363,630		$2,998

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		28,748,453		66,566,885		16,497,894		8,360,480		4,612,282		24,207,168		2,570,106		7,363,630		2,998

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Contract owners’ equity		$28,748,453		$66,566,885		$16,497,894		$8,360,480		$4,612,282		$24,207,168		$2,570,106		$7,363,630		$2,998

Accumulation period		$28,748,453		$66,566,885		$16,497,894		$8,360,480		$4,612,282		$24,207,168		$2,570,106		$7,363,630		$2,998

Annuity period		—		—		—		—		—		—		—		—		—

Total Contract Owners’ Equity		$28,748,453		$66,566,885		$16,497,894		$8,360,480		$4,612,282		$24,207,168		$2,570,106		$7,363,630		$2,998

Units Outstanding		790,174		675,899		46,289		61,810		33,238		452,999		49,292		143,660		53

Shares Owned in each Portfolio		1,274,311		516,623		159,910		350,986		247,440		1,190,126		127,233		125,874		52

Fair Value per Share		$22.56		$128.85		$103.17		$23.82		$18.64		$20.34		$20.20		$58.50		$57.65

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$		$		$		$		$		$		$		$		$
	Deutsche DWS Variable Series I										Deutsche DWS Variable Series II
	DWS Capital Growth VIP A		DWS Core Equity VIP A		DWS CROCI® International VIP A		DWS Global Small Cap VIP A		DWS Small Cap Index VIP A		DWS CROCI® U.S. VIP A		DWS Global Income Builder VIP A		DWS Government Money Market VIP A		DWS High Income VIP A
ASSETS

Investments in underlying portfolio funds, at fair value		$212,375,922		$54,712,408		$15,680,468		$20,567,251		$1,053,905		$74,386,485		$63,924,782		$53,626,772		$25,164,339

Dividends and other receivables		—		—		—		—		—		—		—		48,015		—

Total assets		212,375,922		54,712,408		15,680,468		20,567,251		1,053,905		74,386,485		63,924,782		53,674,787		25,164,339

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Contract owners’ equity		$212,375,922		$54,712,408		$15,680,468		$20,567,251		$1,053,905		$74,386,485		$63,924,782		$53,674,787		$25,164,339

Accumulation period		$212,029,153		$54,712,408		$15,669,196		$20,567,251		$1,053,905		$74,335,468		$63,579,781		$53,519,006		$25,007,828

Annuity period		346,769		—		11,272		—		—		51,017		345,001		155,781		156,511

Total Contract Owners’ Equity		$212,375,922		$54,712,408		$15,680,468		$20,567,251		$1,053,905		$74,386,485		$63,924,782		$53,674,787		$25,164,339

Units Outstanding		2,409,326		1,061,033		840,962		440,115		98,614		3,242,876		3,774,507		13,892,796		884,573

Shares Owned in each Portfolio		4,943,574		3,894,121		1,504,843		1,777,636		70,167		3,952,523		2,860,169		53,626,777		4,384,031

Fair Value per Share		$42.96		$14.05		$10.42		$11.57		$15.02		$18.82		$22.35		$1.00		$5.74

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$		$		$		$		$	$		$		$		$
	Deutsche DWS Variable Series II								Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Opportunities VIP A		DWS Small Mid Cap Growth VIP A		DWS Small Mid Cap Value VIP A		DWS Small Mid Cap Value VIP B		DWS Equity 500 Index VIP A	Fidelity VIP Contrafund		Fidelity VIP Equity Income		Fidelity VIP Growth		Fidelity VIP Asset Manager 50% Portfolio
ASSETS

Investments in underlying portfolio funds, at fair value		$13,509,981		$40,411,726		$42,717,405		$30,979	$110,128,023		$87,588,400		$21,035,432		$45,568,034		$2,305,492

Dividends and other receivables		—		—		—		—	—		—		—		—		—

Total assets		13,509,981		40,411,726		42,717,405		30,979	110,128,023		87,588,400		21,035,432		45,568,034		2,305,492

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—	—		—		—		—		—

Contract owners’ equity		$13,509,981		$40,411,726		$42,717,405		$30,979	$110,128,023		$87,588,400		$21,035,432		$45,568,034		$2,305,492

Accumulation period		$13,509,981		$40,392,304		$42,613,310		$30,979	$110,128,023		$87,473,604		$21,035,432		$45,548,871		$2,305,492

Annuity period		—		19,422		104,095		—	—		114,796		—		19,163		—

Total Contract Owners’ Equity		$13,509,981		$40,411,726		$42,717,405		$30,979	$110,128,023		$87,588,400		$21,035,432		$45,568,034		$2,305,492

Units Outstanding		415,775		3,650,211		2,500,854		692	1,865,264		348,985		151,274		116,047		34,095

Shares Owned in each Portfolio		702,913		2,847,902		3,031,753		2,194	3,383,349		1,462,488		714,762		466,312		130,845

Fair Value per Share		$19.22		$14.19		$14.09		$14.12	$32.55		$59.89		$29.43		$97.72		$17.62

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$		$		$		$		$		$		$		$		$
	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Index 500		Fidelity VIP II Index 500 - Service Class 2		FTVIP Franklin Mutual Global Discovery Fund CL 2		FTVIP Franklin Mutual Shares Fund CL 2		FTVIP Franklin Rising Dividends Fund CL 2		FTVIP Franklin Small Cap Value Fund CL 2		FTVIP Franklin Strategic Income Fund CL 2		FTVIP Franklin U.S. Government Fund CL 2		FTVIP Templeton Developing Markets Fund CL 2
ASSETS

Investments in underlying portfolio funds, at fair value		$99,354,651		$1,965,504		$10,242,513		$2,119,184		$6,109,297		$3,441,185		$2,442,762		$999,471		$2,092,144

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		99,354,651		1,965,504		10,242,513		2,119,184		6,109,297		3,441,185		2,442,762		999,471		2,092,144

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Contract owners’ equity		$99,354,651		$1,965,504		$10,242,513		$2,119,184		$6,109,297		$3,441,185		$2,442,762		$999,471		$2,092,144

Accumulation period		$99,290,974		$1,965,504		$10,242,513		$2,119,184		$6,095,652		$3,441,185		$2,442,762		$999,471		$2,045,205

Annuity period		63,677		—		—		—		13,645		—		—		—		46,939

Total Contract Owners’ Equity		$99,354,651		$1,965,504		$10,242,513		$2,119,184		$6,109,297		$3,441,185		$2,442,762		$999,471		$2,092,144

Units Outstanding		108,635		2,511		182,731		57,720		97,852		55,552		118,775		79,259		41,022

Shares Owned in each Portfolio		150,508		3,023		537,383		131,626		217,878		248,103		267,553		95,188		173,191

Fair Value per Share		$660.13		$650.18		$19.06		$16.10		$28.04		$13.87		$9.13		$10.50		$12.08

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$		$		$		$		$		$		$		$		$
	Invesco Variable Insurance Funds
	Invesco V.I. Discovery Large Cap Fund Series II		Invesco V.I. Discovery Mid Cap Growth Fund Series II		Invesco V.I. Diversified Dividend Fund Series I		Invesco V.I. Equity and Income Fund Series I		Invesco V.I. Global Fund Series II		Invesco V.I. Global Real Estate Fund Series I		Invesco V.I. Global Strategic Income Fund Series II		Invesco V.I. Health Care Series I		Invesco V.I. Main Street Fund Series II
ASSETS

Investments in underlying portfolio funds, at fair value		$1,800,876		$1,492,206		$499,369		$10,139,522		$15,897,782		$1,852,124		$1,585,757		$1,296,110		$4,413,867

Dividends and other receivables		—		—		—		—		—		—		—		—		—

Total assets		1,800,876		1,492,206		499,369		10,139,522		15,897,782		1,852,124		1,585,757		1,296,110		4,413,867

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—		—		—		—		—		—

Contract owners’ equity		$1,800,876		$1,492,206		$499,369		$10,139,522		$15,897,782		$1,852,124		$1,585,757		$1,296,110		$4,413,867

Accumulation period		$1,800,876		$1,492,206		$499,369		$10,139,522		$15,897,782		$1,852,124		$1,585,757		$1,296,110		$4,413,867

Annuity period		—		—		—		—		—		—		—		—		—

Total Contract Owners’ Equity		$1,800,876		$1,492,206		$499,369		$10,139,522		$15,897,782		$1,852,124		$1,585,757		$1,296,110		$4,413,867

Units Outstanding		26,261		26,092		21,686		795,291		224,015		59,589		86,705		26,922		70,127

Shares Owned in each Portfolio		30,395		23,533		18,346		554,982		437,955		130,800		335,965		43,363		205,775

Fair Value per Share		$59.25		$63.41		$27.22		$18.27		$36.30		$14.16		$4.72		$29.89		$21.45

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$	$		$		$		$		$		$		$		$
	Invesco Variable Insurance Funds	Janus Aspen Series												Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S		Janus Henderson Enterprise Portfolio I-S		Janus Henderson Forty Portfolio I-S		Janus Henderson Global Research Portfolio I-S		Janus Henderson Mid Cap Value Portfolio S-S		Janus Henderson Research Portfolio I-S		LVIP American Century Disciplined Core Value		LVIP American Century Value
ASSETS

Investments in underlying portfolio funds, at fair value	$6,693,667		$60,842,673		$50,560,349		$12,195,468		$40,924,493		$2,921,475		$38,501,199		$6,649,648		$9,459,449

Dividends and other receivables	—		—		—		—		—		—		—		—		—

Total assets	6,693,667		60,842,673		50,560,349		12,195,468		40,924,493		2,921,475		38,501,199		6,649,648		9,459,449

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables	—		—		—		—		—		—		—		—		—

Contract owners’ equity	$6,693,667		$60,842,673		$50,560,349		$12,195,468		$40,924,493		$2,921,475		$38,501,199		$6,649,648		$9,459,449

Accumulation period	$6,693,667		$60,670,286		$50,499,578		$12,195,468		$40,849,233		$2,921,475		$38,437,431		$6,649,648		$9,459,449

Annuity period	—		172,387		60,771		—		75,260		—		63,768		—		—

Total Contract Owners’ Equity	$6,693,667		$60,842,673		$50,560,349		$12,195,468		$40,924,493		$2,921,475		$38,501,199		$6,649,648		$9,459,449

Units Outstanding	93,506		438,144		255,867		135,937		326,900		52,455		235,303		246,139		255,174

Shares Owned in each Portfolio	241,561		1,089,199		604,934		205,242		513,675		174,105		593,239		686,947		732,212

Fair Value per Share	$27.71		$55.86		$83.58		$59.42		$79.67		$16.78		$64.90		$9.68		$12.92

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity (continued)

December 31, 2025

	$		$		$		$		$	$	$	$	$
									Voya
									Global	Voya
	Lincoln								Resources	Investors
	Financial Group								Trust	Trust
	LVIP JPMorgan Core Bond		LVIP JPMorgan MidCap Value		LVIP JPMorgan Small Cap Core		LVIP JPMorgan US Equity Portfolio		Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

ASSETS

Investments in underlying portfolio funds, at fair value		$543,316		$4,107,245		$3,530,526		$1,489,580	$2,331,121	$2,798,091

Dividends and other receivables		—		—		—		—	—	—

Total assets		543,316		4,107,245		3,530,526		1,489,580	2,331,121	2,798,091

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		—		—		—		—	—	—

Contract owners’ equity		$543,316		$4,107,245		$3,530,526		$1,489,580	$2,331,121	$2,798,091

Accumulation period		$543,316		$4,107,245		$3,530,526		$1,489,580	$2,331,121	$2,765,143

Annuity period		—		—		—		—	—	32,948

Total Contract Owners’ Equity		$543,316		$4,107,245		$3,530,526		$1,489,580	$2,331,121	$2,798,091

Units Outstanding		36,025		84,065		56,174		19,488	110,683	67,595

Shares Owned in each Portfolio		54,572		455,753		160,873		30,173	192,974	202,907

Fair Value per Share		$9.96		$9.01		$21.95		$49.37	$12.08	$13.79

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					BNY Mellon Investment Portfolios		BNY Mellon Sustainable U.S. Equity Funds
	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. -Service Shares
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$760,011	$—	$—	$—	$—	$168,509	$10,786	$19,131	$3

EXPENSES

Administrative, mortality and expense risk charges	395,782	846,427	196,937	110,189	58,346	341,408	32,391	98,818	75

Net investment income (loss)	364,229	(846,427)	(196,937)	(110,189)	(58,346)	(172,899)	(21,605)	(79,687)	(72)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	1,979,209	4,027,033	881,257	(384,489)	(1,279,092)	(85,126)	109,428	509,723	890

Capital gain distributions	2,745,622	10,655,350	1,801,628	—	53,505	2,190,501	222,609	611,294	434

Net realized gain (loss) on investments	4,724,831	14,682,383	2,682,885	(384,489)	(1,225,587)	2,105,375	332,037	1,121,017	1,324

Change in unrealized appreciation (depreciation) on investments	(1,160,633)	2,846,191	1,396,102	1,654,774	1,454,710	52,039	(106,397)	(116,267)	(735)

Net realized and unrealized gain on investments	3,564,198	17,528,574	4,078,987	1,270,285	229,123	2,157,414	225,640	1,004,750	589

Net increase in contract owners’ equity resulting from operations	$3,928,427	$16,682,147	$3,882,050	$1,160,096	$170,777	$1,984,515	$204,035	$925,063	$517

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I					Deutsche DWS Variable Series II
	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS CROCI® International VIP A	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$107,198	$430,923	$363,956	$236,731	$13,197	$955,522	$2,873,057	$2,183,723	$1,720,572

EXPENSES

Administrative, mortality and expense risk charges	2,892,317	742,804	189,061	275,252	14,255	982,489	840,366	770,806	331,121

Net investment income (loss)	(2,785,119)	(311,881)	174,895	(38,521)	(1,058)	(26,967)	2,032,691	1,412,917	1,389,451

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	10,168,425	1,804,644	555,400	(275,825)	7,989	618,944	(781,071)	—	(66,562)

Capital gain distributions	25,000,578	5,564,425	—	1,167,993	56,361	6,195,591	8,225,553	—	—

Net realized gain (loss) on investments	35,169,003	7,369,069	555,400	892,168	64,350	6,814,535	7,444,482	—	(66,562)

Change in unrealized appreciation (depreciation) on investments	(10,444,124)	647,696	4,117,621	2,568,472	5,599	3,166,310	(989,067)	—	463,934

Net realized and unrealized gain on investments	24,724,879	8,016,765	4,673,021	3,460,640	69,949	9,980,845	6,455,415	—	397,372

Net increase in contract owners’ equity resulting from operations	$21,939,760	$7,704,884	$4,847,916	$3,422,119	$68,891	$9,953,878	$8,488,106	$1,412,917	$1,786,823

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Opportunities VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Asset Manager 50% Portfolio
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$117,190	$—	$403,896	$156	$1,155,578	$114,472	$357,599	$126,415	$55,551

EXPENSES

Administrative, mortality and expense risk charges	178,477	552,730	556,570	526	1,505,858	1,094,363	265,536	589,090	30,048

Net investment income (loss)	(61,287)	(552,730)	(152,674)	(370)	(350,280)	(979,891)	92,063	(462,675)	25,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	550,394	(385,907)	(984,453)	191	6,166,701	6,331,198	582,985	1,760,066	52,209

Capital gain distributions	—	2,928,376	4,562,394	3,070	9,560,716	13,369,551	1,110,949	5,654,821	104,860

Net realized gain on investments	550,394	2,542,469	3,577,941	3,261	15,727,417	19,700,749	1,693,934	7,414,887	157,069

Change in unrealized appreciation (depreciation) on investments	1,491,430	612,632	2,914,438	1,297	765,714	(4,405,616)	1,473,679	(1,503,061)	110,050

Net realized and unrealized gain on investments	2,041,824	3,155,101	6,492,379	4,558	16,493,131	15,295,133	3,167,613	5,911,826	267,119

Net increase in contract owners’ equity resulting from operations	$1,980,537	$2,602,371	$6,339,705	$4,188	$16,142,851	$14,315,242	$3,259,676	$5,449,151	$292,622

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP II Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$1,068,622	$17,652	$185,470	$43,141	$48,487	$39,074	$121,627	$34,983	$8,875

EXPENSES

Administrative, mortality and expense risk charges	1,209,966	29,654	130,493	29,319	77,403	46,973	32,524	14,266	22,664

Net investment income (loss)	(141,344)	(12,002)	54,977	13,822	(28,916)	(7,899)	89,103	20,717	(13,789)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	8,203,033	372,783	(8,329)	(32,640)	58,071	94,831	(66,243)	(7,120)	(7,778)

Capital gain distributions	473,889	10,812	1,028,078	212,558	580,892	304,745	27	—	27,698

Net realized gain (loss) on investments	8,676,922	383,595	1,019,749	179,918	638,963	399,576	(66,216)	(7,120)	19,920

Change in unrealized appreciation (depreciation) on investments	6,349,558	(75,537)	877,893	14,884	(29,067)	(181,924)	117,614	42,190	616,028

Net realized and unrealized gain on investments	15,026,480	308,058	1,897,642	194,802	609,896	217,652	51,398	35,070	635,948

Net increase in contract owners’ equity resulting from operations	$14,885,136	$296,056	$1,952,619	$208,624	$580,980	$209,753	$140,501	$55,787	$622,159

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds
	Invesco V.I. Discovery Large Cap Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$—	$—	$7,565	$221,741	$—	$38,375	$89,287	$—	$13,563

EXPENSES

Administrative, mortality and expense risk charges	23,622	19,984	6,230	146,433	206,796	25,047	22,017	17,355	55,472

Net investment income (loss)	(23,622)	(19,984)	1,335	75,308	(206,796)	13,328	67,270	(17,355)	(41,909)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	(34,391)	(3,847)	1,939	(297,692)	(386,446)	(84,770)	(26,411)	(33,534)	(182,208)

Capital gain distributions	219,684	146,518	36,170	563,275	3,006,455	—	—	50,390	272,149

Net realized gain (loss) on investments	185,293	142,671	38,109	265,583	2,620,009	(84,770)	(26,411)	16,856	89,941

Change in unrealized appreciation (depreciation) on investments	19,214	(78,302)	26,524	768,392	(429,474)	187,309	134,393	164,653	495,376

Net realized and unrealized gain on investments	204,507	64,369	64,633	1,033,975	2,190,535	102,539	107,982	181,509	585,317

Net increase in contract owners’ equity resulting from operations	$180,885	$44,385	$65,968	$1,109,283	$1,983,739	$115,867	$175,252	$164,154	$543,408

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$15,276	$1,214,834	$102,938	$36,280	$225,949	$19,677	$—	$105,836	$146,402

EXPENSES

Administrative, mortality and expense risk charges	87,311	790,273	664,917	166,502	515,589	39,745	489,102	86,403	121,738

Net investment income (loss)	(72,035)	424,561	(561,979)	(130,222)	(289,640)	(20,068)	(489,102)	19,433	24,664

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	111,738	3,924,285	2,328,664	24,419	3,409,476	14,191	2,696,903	(43,552)	191,280

Capital gain distributions	679,257	2,001,404	3,893,019	1,414,246	3,417,793	296,448	2,871,370	—	699,005

Net realized gain (loss) on investments	790,995	5,925,689	6,221,683	1,438,665	6,827,269	310,639	5,568,273	(43,552)	890,285

Change in unrealized appreciation (depreciation) on investments	(277,231)	1,371,836	(2,519,691)	561,945	420,060	(155,013)	759,625	843,840	328,876

Net realized and unrealized gain on investments	513,764	7,297,525	3,701,992	2,000,610	7,247,329	155,626	6,327,898	800,288	1,219,161

Net increase in contract owners’ equity resulting from operations	$441,729	$7,722,086	$3,140,013	$1,870,388	$6,957,689	$135,558	$5,838,796	$819,721	$1,243,825

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Lincoln Financial Group				Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan US Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

REVENUE

Dividend income	$19,177	$45,540	$21,099	$6,487	$47,261	$24,462

EXPENSES

Administrative, mortality and expense risk charges	7,776	54,395	45,031	18,894	29,783	32,623

Net investment income (loss)	11,401	(8,855)	(23,932)	(12,407)	17,478	(8,161)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	(4,319)	(84,521)	47,290	47,253	150,589	(228,086)

Capital gain distributions	—	438,690	270,309	41,047	271,584	547,791

Net realized gain (loss) on investments	(4,319)	354,169	317,599	88,300	422,173	319,705

Change in unrealized appreciation (depreciation) on investments	23,021	(216,333)	(27,523)	102,250	(87,821)	473,024

Net realized and unrealized gain on investments	18,702	137,836	290,076	190,550	334,352	792,729

Net increase in contract owners’ equity resulting from operations	$30,103	$128,981	$266,144	$178,143	$351,830	$784,568

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					BNY Mellon Investment Portfolios		BNY Mellon Sustainable U.S. Equity Funds

	Alger Balanced- Class I-2	Alger Capital Appreciation - Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$364,229	$(846,427)	$(196,937)	$(110,189)	$(58,346)	$(172,899)	$(21,605)	$(79,687)	$(72)

Net realized gain (loss) on investments	4,724,831	14,682,383	2,682,885	(384,489)	(1,225,587)	2,105,375	332,037	1,121,017	1,324

Change in unrealized appreciation (depreciation) on investments	(1,160,633)	2,846,191	1,396,102	1,654,774	1,454,710	52,039	(106,397)	(116,267)	(735)

Net increase in contract owners’ equity resulting from operations	3,928,427	16,682,147	3,882,050	1,160,096	170,777	1,984,515	204,035	925,063	517

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	1,240	126,072	51,666	58,834	—	26,494	32,351	—

Net transfer (to) from affiliate and subaccounts	(810,780)	(2,496,785)	(103,695)	228,476	(79,577)	(482,015)	278,855	(62,654)	—

Payments for redemptions	(2,465,752)	(4,936,063)	(1,353,752)	(1,429,855)	(600,170)	(2,215,495)	(397,509)	(1,009,199)	(2,600)

Guaranteed retirement income benefit, maintenance fees, and other fees	(64,565)	(140,987)	—	—	—	(57,356)	—	(11,032)	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(3,341,097)	(7,572,595)	(1,331,375)	(1,149,713)	(620,913)	(2,754,866)	(92,160)	(1,050,534)	(2,600)

Total increase (decrease) in contract owners’ equity	587,330	9,109,552	2,550,675	10,383	(450,136)	(770,351)	111,875	(125,471)	(2,083)

CONTRACT OWNERS’ EQUITY

Beginning of period	28,161,123	57,457,333	13,947,219	8,350,097	5,062,418	24,977,519	2,458,231	7,489,101	5,081

End of period	$28,748,453	$66,566,885	$16,497,894	$8,360,480	$4,612,282	$24,207,168	$2,570,106	$7,363,630	$2,998

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I					Deutsche DWS Variable Series II

	DWS Capital Growth VIP A	DWS Core Equity VIP A	DWS CROCI® International VIP A	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$(2,785,119)	$(311,881)	$174,895	$(38,521)	$(1,058)	$(26,967)	$2,032,691	$1,412,917	$1,389,451

Net realized gain (loss) on investments	35,169,003	7,369,069	555,400	892,168	64,350	6,814,535	7,444,482	—	(66,562)

Change in unrealized appreciation (depreciation) on investments	(10,444,124)	647,696	4,117,621	2,568,472	5,599	3,166,310	(989,067)	—	463,934

Net increase in contract owners’ equity resulting from operations	21,939,760	7,704,884	4,847,916	3,422,119	68,891	9,953,878	8,488,106	1,412,917	1,786,823

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	89,505	6,457	90,716	—	—	21,041	29,500	107,495	33,843

Net transfer (to) from affiliate and subaccounts	(4,208,292)	(882,195)	(270,117)	(476,996)	(157,619)	(1,535,429)	(723,430)	7,393,454	820,854

Payments for redemptions	(19,795,318)	(5,868,935)	(1,083,036)	(2,047,957)	(69,751)	(8,105,992)	(7,545,894)	(11,176,436)	(2,539,482)

Guaranteed retirement income benefit, maintenance fees, and other fees	(292,801)	(108,417)	(28,568)	(45,742)	—	(144,751)	(23,054)	(69,574)	(19,766)

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(24,206,906)	(6,853,090)	(1,291,005)	(2,570,695)	(227,370)	(9,765,131)	(8,262,878)	(3,745,061)	(1,704,551)

Total increase (decrease) in contract owners’ equity	(2,267,146)	851,794	3,556,911	851,424	(158,479)	188,747	225,228	(2,332,144)	82,272

CONTRACT OWNERS’ EQUITY

Beginning of period	214,643,068	53,860,614	12,123,557	19,715,827	1,212,384	74,197,738	63,699,554	56,006,931	25,082,067

End of period	$212,375,922	$54,712,408	$15,680,468	$20,567,251	$1,053,905	$74,386,485	$63,924,782	$53,674,787	$25,164,339

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Opportunities VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$(61,287)	$(552,730)	$(152,674)	$(370)	$(350,280)	$(979,891)	$92,063	$(462,675)	$25,503

Net realized gain (loss) on investments	550,394	2,542,469	3,577,941	3,261	15,727,417	19,700,749	1,693,934	7,414,887	157,069

Change in unrealized appreciation (depreciation) on investments	1,491,430	612,632	2,914,438	1,297	765,714	(4,405,616)	1,473,679	(1,503,061)	110,050

Net increase in contract owners’ equity resulting from operations	1,980,537	2,602,371	6,339,705	4,188	16,142,851	14,315,242	3,259,676	5,449,151	292,622

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	68,529	99,966	—	620	333,402	86,022	203,522	2,180

Net transfer (to) from affiliate and subaccounts	369,469	(455,891)	(979,646)	—	(2,504,917)	(4,938,433)	83,542	(1,774,237)	99,206

Payments for redemptions	(744,364)	(3,246,454)	(3,820,740)	(1)	(10,507,073)	(8,764,807)	(1,995,473)	(4,693,591)	(326,893)

Guaranteed retirement income benefit, maintenance fees, and other fees	(31,019)	(61,883)	(64,840)	—	(260,375)	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(405,914)	(3,695,699)	(4,765,260)	(1)	(13,271,745)	(13,369,838)	(1,825,909)	(6,264,306)	(225,507)

Total increase (decrease) in contract owners’ equity	1,574,623	(1,093,328)	1,574,445	4,187	2,871,106	945,404	1,433,767	(815,155)	67,115

CONTRACT OWNERS’ EQUITY

Beginning of period	11,935,358	41,505,054	41,142,960	26,792	107,256,917	86,642,996	19,601,665	46,383,189	2,238,377

End of period	$13,509,981	$40,411,726	$42,717,405	$30,979	$110,128,023	$87,588,400	$21,035,432	$45,568,034	$2,305,492

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP II Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$(141,344)	$(12,002)	$54,977	$13,822	$(28,916)	$(7,899)	$89,103	$20,717	$(13,789)

Net realized gain (loss) on investments	8,676,922	383,595	1,019,749	179,918	638,963	399,576	(66,216)	(7,120)	19,920

Change in unrealized appreciation (depreciation) on investments	6,349,558	(75,537)	877,893	14,884	(29,067)	(181,924)	117,614	42,190	616,028

Net increase in contract owners’ equity resulting from operations	14,885,136	296,056	1,952,619	208,624	580,980	209,753	140,501	55,787	622,159

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	222,951	4,473	80,415	25,478	62,480	42,618	34,187	19,147	42,300

Net transfer (to) from affiliate and subaccounts	7,120,751	(7,737)	(251,323)	(77,410)	155,293	(274,225)	67,025	20,008	163,391

Payments for redemptions	(11,964,606)	(505,933)	(1,202,777)	(330,252)	(641,759)	(502,825)	(259,782)	(210,302)	(226,887)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,620,904)	(509,197)	(1,373,685)	(382,184)	(423,986)	(734,432)	(158,570)	(171,147)	(21,196)

Total increase (decrease) in contract owners’ equity	10,264,232	(213,141)	578,934	(173,560)	156,994	(524,679)	(18,069)	(115,360)	600,963

CONTRACT OWNERS’ EQUITY

Beginning of period	89,090,419	2,178,645	9,663,579	2,292,744	5,952,303	3,965,864	2,460,831	1,114,831	1,491,181

End of period	$99,354,651	$1,965,504	$10,242,513	$2,119,184	$6,109,297	$3,441,185	$2,442,762	$999,471	$2,092,144

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds
	Invesco V.I. Discovery Large Cap Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$(23,622)	$(19,984)	$1,335	$75,308	$(206,796)	$13,328	$67,270	$(17,355)	$(41,909)

Net realized gain (loss) on investments	185,293	142,671	38,109	265,583	2,620,009	(84,770)	(26,411)	16,856	89,941

Change in unrealized appreciation (depreciation) on investments	19,214	(78,302)	26,524	768,392	(429,474)	187,309	134,393	164,653	495,376

Net increase in contract owners’ equity resulting from operations	180,885	44,385	65,968	1,109,283	1,983,739	115,867	175,252	164,154	543,408

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	6,115	2,639	914	6,951	117,905	16,938	16,868	2,392	10,557

Net transfer (to) from affiliate and subaccounts	(35,695)	(28,415)	49,170	100,114	(18,678)	79,483	(17,181)	(18,914)	96,558

Payments for redemptions	(214,327)	(103,785)	(160,912)	(1,637,271)	(2,083,486)	(198,429)	(300,592)	(276,132)	(422,961)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(243,907)	(129,561)	(110,828)	(1,530,206)	(1,984,259)	(102,008)	(300,905)	(292,654)	(315,846)

Total increase (decrease) in contract owners’ equity	(63,022)	(85,176)	(44,860)	(420,923)	(520)	13,859	(125,653)	(128,500)	227,562

CONTRACT OWNERS’ EQUITY

Beginning of period	1,863,898	1,577,382	544,229	10,560,445	15,898,302	1,838,265	1,711,410	1,424,610	4,186,305

End of period	$1,800,876	$1,492,206	$499,369	$10,139,522	$15,897,782	$1,852,124	$1,585,757	$1,296,110	$4,413,867

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$(72,035)	$424,561	$(561,979)	$(130,222)	$(289,640)	$(20,068)	$(489,102)	$19,433	$24,664

Net realized gain (loss) on investments	790,995	5,925,689	6,221,683	1,438,665	6,827,269	310,639	5,568,273	(43,552)	890,285

Change in unrealized appreciation (depreciation) on investments	(277,231)	1,371,836	(2,519,691)	561,945	420,060	(155,013)	759,625	843,840	328,876

Net increase in contract owners’ equity resulting from operations	441,729	7,722,086	3,140,013	1,870,388	6,957,689	135,558	5,838,796	819,721	1,243,825

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	50,268	319,056	170,480	620	355,965	26,931	168,192	28,153	67,645

Net transfer (to) from affiliate and subaccounts	32,313	784,797	(447,982)	70,680	(101,584)	7,390	(464,121)	(116,811)	17,796

Payments for redemptions	(598,799)	(8,675,361)	(5,543,598)	(809,065)	(4,489,710)	(353,951)	(4,642,119)	(829,119)	(935,716)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(26,945)	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(516,218)	(7,571,508)	(5,821,100)	(764,710)	(4,235,329)	(319,630)	(4,938,048)	(917,777)	(850,275)

Total increase (decrease) in contract owners’ equity	(74,489)	150,578	(2,681,087)	1,105,678	2,722,360	(184,072)	900,748	(98,056)	393,550

CONTRACT OWNERS’ EQUITY

Beginning of period	6,768,156	60,692,095	53,241,436	11,089,790	38,202,133	3,105,547	37,600,451	6,747,704	9,065,899

End of period	$6,693,667	$60,842,673	$50,560,349	$12,195,468	$40,924,493	$2,921,475	$38,501,199	$6,649,648	$9,459,449

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Lincoln Financial Group				Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan US Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025
OPERATIONS

Net investment income (loss)	$11,401	$(8,855)	$(23,932)	$(12,407)	$17,478	$(8,161)

Net realized gain (loss) on investments	(4,319)	354,169	317,599	88,300	422,173	319,705

Change in unrealized appreciation (depreciation) on investments	23,021	(216,333)	(27,523)	102,250	(87,821)	473,024

Net increase in contract owners’ equity resulting from operations	30,103	128,981	266,144	178,143	351,830	784,568

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	6,541	11,913	18,766	9,220	15,486	9,658

Net transfer (to) from affiliate and subaccounts	42,446	23,122	(53,935)	16,973	233,724	(138,340)

Payments for redemptions	(51,683)	(501,588)	(539,320)	(64,366)	(471,722)	(217,426)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—

Annuity payout reserve adjustment	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(2,696)	(466,553)	(574,489)	(38,173)	(222,512)	(346,108)

Total increase (decrease) in contract owners’ equity	27,407	(337,572)	(308,345)	139,970	129,318	438,460

CONTRACT OWNERS’ EQUITY

Beginning of period	515,909	4,444,817	3,838,871	1,349,610	2,201,803	2,359,631

End of period	$543,316	$4,107,245	$3,530,526	$1,489,580	$2,331,121	$2,798,091

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					BNY Mellon Investment Portfolios		BNY Mellon Sustainable U.S. Equity Funds

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(379,706)	$(738,497)	$(164,501)	$(109,504)	$(50,760)	$(145,506)	$(17,704)	$(62,008)	$(63)

Net realized gain (loss) on investments	603,943	2,274,825	647,241	(219,406)	(634,507)	609,821	97,299	381,148	47

Change in unrealized appreciation (depreciation) on investments	3,586,527	17,973,790	3,790,776	1,793,806	1,049,036	2,230,837	180,632	1,162,470	949

Net increase (decrease) in contract owners’ equity resulting from operations	3,810,764	19,510,118	4,273,516	1,464,896	363,769	2,695,152	260,227	1,481,610	933

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	1,200	61,542	44,062	39,680	—	30,450	5,610	—

Net transfer (to) from affiliate and subaccounts	681,630	(1,984,012)	(74,082)	(78,769)	(199,944)	(419,307)	(50,049)	143,996	—

Payments for redemptions	(1,618,574)	(3,906,729)	(1,410,211)	(959,876)	(548,116)	(1,975,128)	(497,410)	(794,122)	—

Guaranteed retirement income benefit, maintenance fees, and other fees	(62,613)	(123,416)	—	—	—	(60,735)	—	(10,695)	—

Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(999,557)	(6,012,957)	(1,422,751)	(994,583)	(708,380)	(2,455,170)	(517,009)	(655,211)	—

Total increase (decrease) in contract owners’ equity	2,811,207	13,497,161	2,850,765	470,313	(344,611)	239,982	(256,782)	826,399	933

CONTRACT OWNERS’ EQUITY

Beginning of period	25,349,916	43,960,172	11,096,454	7,879,784	5,407,029	24,737,537	2,715,013	6,662,702	4,148

End of period	$28,161,123	$57,457,333	$13,947,219	$8,350,097	$5,062,418	$24,977,519	$2,458,231	$7,489,101	$5,081

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I								Deutsche DWS Variable Series II
	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A

	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(2,475,933)	$(445)	$(302,130)	$(51)	$242,656	$(18)	$(8,028)	$(4,686)	$65,783

Net realized gain (loss) on investments	26,378,232	96,509	4,181,827	5,887	205,667	(561)	438,154	15,917	304,331

Change in unrealized appreciation (depreciation) on investments	22,015,347	(93,226)	5,187,544	(3,004)	(305,074)	561	461,850	45,050	10,868,207

Net increase (decrease) in contract owners’ equity resulting from operations	45,917,646	2,838	9,067,241	2,832	143,249	(18)	891,976	56,281	11,238,321

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	100,051	—	10,123	—	24,471	—	—	—	22,387

Net transfer (to) from affiliate and subaccounts	(2,403,160)	(35,859)	(1,314,230)	(23,440)	188,193	(40)	(486,707)	532,001	(1,794,929)

Payments for redemptions	(21,614,530)	(310,095)	(4,750,311)	—	(955,002)	(36,437)	(1,514,398)	(34,360)	(7,230,488)

Guaranteed retirement income benefit, maintenance fees, and other fees	(293,447)	—	(109,530)	—	(26,203)	—	(46,939)	—	(154,395)

Annuity payout reserve adjustment	21,942	—	—	—	704	—	—	—	2,364

Net increase (decrease) from contract owners’ equity transactions	(24,189,144)	(345,954)	(6,163,948)	(23,440)	(767,837)	(36,477)	(2,048,044)	497,641	(9,155,061)

Total increase (decrease) in contract owners’ equity	21,728,502	(343,116)	2,903,293	(20,608)	(624,588)	(36,495)	(1,156,068)	553,922	2,083,260

CONTRACT OWNERS’ EQUITY

Beginning of period	192,914,566	343,116	50,957,321	20,608	12,748,145	36,495	20,871,895	658,462	72,114,478

End of period	$214,643,068	$—	$53,860,614	$—	$12,123,557	$—	$19,715,827	$1,212,384	$74,197,738

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series II
	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B

	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 6/17/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$9	$1,414,321	$1,968,033	$1,160,030	$391	$(23,012)	$(610,832)	$(80,657)	$(356)

Net realized gain (loss) on investments	32,204	(215,304)	—	(345,661)	(995)	545,169	(99,781)	1,546,141	12,293

Change in unrealized appreciation (depreciation) on investments	(28,154)	3,651,033	—	590,377	694	438,785	2,399,211	546,245	(12,472)

Net increase (decrease) in contract owners’ equity resulting from operations	4,059	4,850,050	1,968,033	1,404,746	90	960,942	1,688,598	2,011,729	(535)

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	138,740	993,802	17,469	—	—	120,856	110,369	—

Net transfer (to) from affiliate and subaccounts	(41,152)	290,169	3,618,355	80,970	(8,409)	(321,691)	(1,010,322)	(297,016)	—

Payments for redemptions	(141,131)	(6,879,563)	(7,857,414)	(2,552,832)	1	(1,070,433)	(4,277,480)	(4,077,275)	(124,052)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	(24,155)	(65,518)	(19,610)	—	(29,910)	(67,057)	(67,433)	—

Annuity payout reserve adjustment	—	24,334	7,378	9,725	—	—	294	1,739	—

Net increase (decrease) from contract owners’ equity transactions	(182,283)	(6,450,475)	(3,303,397)	(2,464,278)	(8,408)	(1,422,034)	(5,233,709)	(4,329,616)	(124,052)

Total increase (decrease) in contract owners’ equity	(178,224)	(1,600,425)	(1,335,364)	(1,059,532)	(8,318)	(461,092)	(3,545,111)	(2,317,887)	(124,587)

CONTRACT OWNERS’ EQUITY

Beginning of period	178,224	65,299,979	57,342,295	26,141,599	8,318	12,396,450	45,050,165	43,460,847	151,379

End of period	$—	$63,699,554	$56,006,931	$25,082,067	$—	$11,935,358	$41,505,054	$41,142,960	$26,792

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$		$		$		$		$		$		$		$
	Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds												Franklin Templeton Variable Insurance Products Trust
	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund		Fidelity VIP Equity Income		Fidelity VIP Growth		Fidelity VIP II Asset Manager		Fidelity VIP Index 500		Fidelity VIP II Index 500 - Service Class 2		FTVIP Franklin Mutual Global Discovery Fund CL 2		FTVIP Franklin Mutual Shares Fund CL 2
	1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024		1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(199,518)		$(903,234)		$83,418		$(584,818)		$23,155		$(57,707)		$(9,613)		$36,608		$14,155

Net realized gain (loss) on investments	11,154,121		16,011,273		1,901,814		12,398,009		43,880		10,424,478		361,827		735,876		(68,836)

Change in unrealized appreciation (depreciation) on investments	10,479,785		6,306,216		538,848		(988,515)		98,928		7,893,925		86,909		(391,022)		287,345

Net increase (decrease) in contract owners’ equity resulting from operations	21,434,388		21,414,255		2,524,080		10,824,676		165,963		18,260,696		439,123		381,462		232,664

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—		540,075		79,002		267,359		2,369		289,218		4,471		96,955		35,630

Net transfer (to) from affiliate and subaccounts	(836,879)		7,757,572		335,931		2,109,974		(15,770)		(4,764,983)		94,009		(42,108)		(66,499)

Payments for redemptions	(7,706,505)		(10,559,619)		(2,129,735)		(5,323,040)		(259,041)		(9,003,656)		(445,188)		(1,592,172)		(347,277)

Guaranteed retirement income benefit, maintenance fees, and other fees	(253,489)		—		—		—		—		—		—		—		—

Annuity payout reserve adjustment	—		5,703		—		1,249		—		3,633		—		—		—

Net increase (decrease) from contract owners’ equity transactions	(8,796,873)		(2,256,269)		(1,714,802)		(2,944,458)		(272,442)		(13,475,788)		(346,708)		(1,537,325)		(378,146)

Total increase (decrease) in contract owners’ equity	12,637,515		19,157,986		809,278		7,880,218		(106,479)		4,784,908		92,415		(1,155,863)		(145,482)

CONTRACT OWNERS’ EQUITY

Beginning of period	94,619,402		67,485,010		18,792,387		38,502,971		2,344,856		84,305,511		2,086,230		10,819,442		2,438,226

End of period	$107,256,917		$86,642,996		$19,601,665		$46,383,189		$2,238,377		$89,090,419		$2,178,645		$9,663,579		$2,292,744

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Franklin Templeton Variable Insurance Products Trust					Invesco Variable Insurance Funds

	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2	Invesco V.I. Discovery Large Cap Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(18,021)	$(16,349)	$82,872	$17,045	$45,243	$(23,414)	$(20,047)	$3,045	$37,580

Net realized gain (loss) on investments	368,248	6,302	(90,519)	(17,274)	(39,997)	7,118	(30,259)	15,690	170,993

Change in unrealized appreciation (depreciation) on investments	206,507	394,778	75,401	(987)	100,419	479,446	343,257	40,347	842,498

Net increase (decrease) in contract owners’ equity resulting from operations	556,734	384,731	67,754	(1,216)	105,665	463,150	292,951	59,082	1,051,071

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	31,150	39,903	73,904	14,153	21,202	42,226	13,966	1,223	8,062

Net transfer (to) from affiliate and subaccounts	(73,286)	(188,647)	202,416	106,441	(24,763)	109,535	56,524	6,671	475,475

Payments for redemptions	(717,141)	(362,093)	(333,644)	(57,895)	(291,466)	(182,536)	(131,100)	(28,297)	(1,349,553)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	1,241	—	—	—	648	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(758,036)	(510,837)	(57,324)	62,699	(294,379)	(30,775)	(60,610)	(20,403)	(866,016)

Total increase (decrease) in contract owners’ equity	(201,302)	(126,106)	10,430	61,483	(188,714)	432,375	232,341	38,679	185,055

CONTRACT OWNERS’ EQUITY

Beginning of period	6,153,605	4,091,970	2,450,401	1,053,348	1,679,895	1,431,523	1,345,041	505,550	10,375,390

End of period	$5,952,303	$3,965,864	$2,460,831	$1,114,831	$1,491,181	$1,863,898	$1,577,382	$544,229	$10,560,445

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance Funds						Janus Aspen Series

	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(218,136)	$23,443	$24,368	$(21,626)	$(55,008)	$(91,610)	$442,847	$(305,802)	$(139,063)

Net realized gain (loss) on investments	1,235,163	(99,274)	(23,651)	25,918	139,866	403,728	3,295,734	4,038,473	770,833

Change in unrealized appreciation (depreciation) on investments	1,149,203	18,138	22,083	48,305	709,627	393,503	4,197,560	3,308,190	1,805,812

Net increase (decrease) in contract owners’ equity resulting from operations	2,166,230	(57,693)	22,800	52,597	794,485	705,621	7,936,141	7,040,861	2,437,582

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	74,954	23,610	91,520	2,247	11,472	57,252	285,275	224,974	—

Net transfer (to) from affiliate and subaccounts	78,972	(63,914)	46,735	87,627	4,192	(87,658)	844,541	(364,812)	687,867

Payments for redemptions	(1,864,681)	(310,047)	(158,244)	(265,444)	(412,656)	(647,206)	(7,395,609)	(5,484,193)	(838,241)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	(24,312)

Annuity payout reserve adjustment	—	—	—	—	—	—	9,746	1,745	—

Net increase (decrease) from contract owners’ equity transactions	(1,710,755)	(350,351)	(19,989)	(175,570)	(396,992)	(677,612)	(6,256,047)	(5,622,286)	(174,686)

Total increase (decrease) in contract owners’ equity	455,475	(408,044)	2,811	(122,973)	397,493	28,009	1,680,094	1,418,575	2,262,896

CONTRACT OWNERS’ EQUITY

Beginning of period	15,442,827	2,246,309	1,708,599	1,547,583	3,788,812	6,740,147	59,012,001	51,822,861	8,826,894

End of period	$15,898,302	$1,838,265	$1,711,410	$1,424,610	$4,186,305	$6,768,156	$60,692,095	$53,241,436	$11,089,790

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Janus Aspen Series			Lincoln Financial Group

	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century Value	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$(214,969)	$(16,534)	$(454,532)	$(3,535)	$144,589	$15,868	$(7,088)	$(22,268)	$(11,004)

Net realized gain (loss) on investments	3,681,480	195,082	2,637,280	(162,212)	979,250	(1,707)	662,038	(55,596)	132,275

Change in unrealized appreciation (depreciation) on investments	3,867,331	155,870	7,777,840	926,613	(366,340)	(12,918)	(89,749)	466,587	141,542

Net increase (decrease) in contract owners’ equity resulting from operations	7,333,842	334,418	9,960,588	760,866	757,499	1,243	565,201	388,723	262,813

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	140,663	40,188	183,703	30,918	132,443	5,100	25,126	27,177	6,596

Net transfer (to) from affiliate and subaccounts	(380,935)	(52,465)	(124,179)	(31,680)	(137,051)	92,151	203,298	(80,035)	(74,554)

Payments for redemptions	(3,681,840)	(231,863)	(3,250,280)	(887,552)	(1,294,231)	(9,586)	(862,612)	(434,131)	(71,041)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—

Annuity payout reserve adjustment	1,915	—	2,309	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(3,920,197)	(244,140)	(3,188,447)	(888,314)	(1,298,839)	87,665	(634,188)	(486,989)	(138,999)

Total increase (decrease) in contract owners’ equity	3,413,645	90,278	6,772,141	(127,448)	(541,340)	88,908	(68,987)	(98,266)	123,814

CONTRACT OWNERS’ EQUITY

Beginning of period	34,788,488	3,015,269	30,828,310	6,875,152	9,607,239	427,001	4,513,804	3,937,137	1,225,796

End of period	$38,202,133	$3,105,547	$37,600,451	$6,747,704	$9,065,899	$515,909	$4,444,817	$3,838,871	$1,349,610

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Voya Global Resources Trust	Voya Investors Trust

	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024
OPERATIONS

Net investment income (loss)	$27,181	$(6,502)

Net realized gain (loss) on investments	183,232	(184,455)

Change in unrealized appreciation (depreciation) on investments	48,984	222,744

Net increase (decrease) in contract owners’ equity resulting from operations	259,397	31,787

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	20,964	10,527

Net transfer (to) from affiliate and subaccounts	(30,834)	104,961

Payments for redemptions	(431,530)	(406,525)

Guaranteed retirement income benefit, maintenance fees, and other fees	—	—

Annuity payout reserve adjustment	—	827

Net increase (decrease) from contract owners’ equity transactions	(441,400)	(290,210)

Total increase (decrease) in contract owners’ equity	(182,003)	(258,423)

CONTRACT OWNERS’ EQUITY

Beginning of period	2,383,806	2,618,054

End of period	$2,201,803	$2,359,631

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”) a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd ( “ZIG”), of Zurich, Switzerland.

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy subaccounts which are currently open with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2025. As of December 31, 2025, assets were invested in sixty of the subaccount options. Subaccounts with no investment activity are not shown on the financial statements.

The Zurich Advantage III contracts have 48 subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the Lincoln Financial Group, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have 8 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have 19 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have 19 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

The Zurich Preferred and Zurich Preferred Plus contracts have 44 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

The Zurich ZS4 contracts have 8 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have 43 subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

As of December 31, 2025, the Separate Account was comprised of seventy total subaccounts which are currently open. The following is a list of subaccounts in alphabetical order (which may or may not match the order of such subaccounts on the face of the financial statements):

Alger Balanced-Class I-2	Fidelity VIP II Index 500

Alger Capital Appreciation-Class I-2	Fidelity VIP II Index 500 - Service Class 2

Alger Capital Appreciation-Class S (d)	FTVIP Franklin Mutual Global Discovery Fund CL 2

Alger Large Cap Growth-Class I-2	FTVIP Franklin Mutual Shares Fund CL 2

Alger Mid Cap Growth-Class I-2	FTVIP Franklin Rising Dividends Fund CL 2

Alger Small Cap Growth-Class I-2	FTVIP Franklin Small Cap Value Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	FTVIP Franklin Strategic Income Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	FTVIP Franklin U.S. Government Fund CL 2

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	FTVIP Templeton Developing Markets Fund CL 2

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	Invesco V.I. Discovery Large Cap Fund Series II (a)

DWS Equity 500 Index VIP A	Invesco V.I. Discovery Mid Cap Growth Fund Series II

DWS Equity 500 Index VIP B2 (f)	Invesco V.I. Diversified Dividend Fund Series I

DWS Capital Growth VIP A	Invesco V.I. Equity and Income Fund Series I

DWS Capital Growth VIP B (f)	Invesco V.I. Global Fund Series II

DWS Core Equity VIP A	Invesco V.I. Global Real Estate Fund Series I

DWS Core Equity VIP B (f)	Invesco V.I. Global Strategic Income Fund Series II

DWS CROCI® International VIP A	Invesco V.I. Health Care Series I

DWS CROCI® International VIP B (f)	Invesco V.I. Main Street Fund Series II

DWS Global Small Cap VIP A	Invesco V.I. Main Street Small Cap Fund Series II

DWS Global Small Cap VIP B (f)	Janus Henderson Balanced Portfolio I-S

DWS Small Cap Index VIP A	Janus Henderson Balanced Portfolio S-S (d)

DWS CROCI® U.S. VIP A	Janus Henderson Enterprise Portfolio I-S

DWS CROCI® U.S. VIP B (f)	Janus Henderson Enterprise Portfolio S-S (d)

DWS Global Income Builder VIP A	Janus Henderson Forty Portfolio I-S

DWS Government Money Market VIP A	Janus Henderson Global Research Portfolio I-S

DWS High Income VIP A	Janus Henderson Global Research Portfolio S-S (d)

DWS High Income VIP B (f)	Janus Henderson Mid Cap Value Portfolio S-S

DWS International Opportunities VIP A (c)	Janus Henderson Research Portfolio I-S

DWS International Growth VIP B (f)	Janus Henderson Research Portfolio S-S (d)

DWS Small Mid Cap Growth VIP A	LVIP American Century Disciplined Core Value (e)

DWS Small Mid Cap Value VIP A	LVIP American Century Disciplined Core Value II (d) (e)

DWS Small Mid Cap Value VIP B	LVIP American Century Value (e)

Fidelity VIP Contrafund	LVIP American Century Value II (d) (e)

Fidelity VIP Contrafund - Service II (d)	LVIP JPMorgan Core Bond

Fidelity VIP Equity Income	LVIP JPMorgan MidCap Value

Fidelity VIP Equity Income - Service II (d)	LVIP JPMorgan Small Cap Core

Fidelity VIP Growth	LVIP JPMorgan U.S. Equity Portfolio

Fidelity VIP Growth - Service II (d)	Voya Global High Dividend Low Volatility Portfolio Class S

Fidelity VIP Asset Manager 50% Portfolio (b)	VY JPMorgan Emerging Markets Equity Portfolio Class I

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Notes:

(a) Effective May 1, 2025, name changed from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund.

(b) Effective May 1, 2025, name changed from Fidelity VIP II Asset Manager to Fidelity VIP Asset Manager 50% Portfolio.

(c) Effective May 1, 2025, name changed from DWS International Growth VIP to DWS International Opportunities VIP.

(d) Subaccount available for investment; however, no activity in 2025 or 2024, and as such have not been shown in the accompanying financial statements.

(e) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(f) On June 17, 2024, subaccount liquidated.

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

New Accounting Pronouncement

As of December 31, 2024, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect financial position or the results of operations. An operating segment is defined in Topic 280 as a component of an entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the president of the life business. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount as a whole, and the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance, is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Contract Owner’s Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the years ended December 31, 2025 or December 31, 2024. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity, Statement of Operations, and the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

Annuity payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Scudder Destinations, Farmers Variable Annuity I, Zurich Archway, Zurich ZS4, Zurich Preferred, Zurich Preferred Plus, and most Zurich Advantage III policies), or 4.0% for Zurich Passport and some Zurich Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

c.	Inputs other than quoted market prices that are observable.

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2025, are as follows:

	Purchases	Sales

Alger Portfolios:
Alger Balanced-Class I-2	$4,547,374	$4,778,621
Alger Capital Appreciation-Class I-2	11,992,459	9,756,131
Alger Large Cap Growth-Class I-2	2,351,403	2,078,087
Alger Mid Cap Growth-Class I-2	442,312	1,702,214
Alger Small Cap Growth-Class I-2	361,415	987,171

BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	2,677,164	3,414,429
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	862,175	753,331

BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	912,286	1,431,214
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	437	2,674

Deutsche DWS Variable Series I:
DWS Capital Growth VIP A	25,817,943	27,809,390
DWS Core Equity VIP A	6,382,115	7,982,661
DWS CROCI® International VIP A	1,162,633	2,278,743
DWS Global Small Cap VIP A	1,649,659	3,090,883
DWS Small Cap Index VIP A	161,281	333,347

Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A	7,454,362	11,050,871
DWS Global Income Builder VIP A	11,815,434	9,820,069
DWS Government Money Market VIP A	20,115,081	22,442,744
DWS High Income VIP A	3,645,835	3,960,935
DWS International Opportunities VIP A	1,100,996	1,568,197
DWS Small Mid Cap Growth VIP A	3,715,972	5,036,026
DWS Small Mid Cap Value VIP A	5,554,105	5,909,645
DWS Small Mid Cap Value VIP B	3,225	526

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	12,281,247	16,342,556

Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund	15,355,278	16,335,456
Fidelity VIP Equity Income	1,698,870	2,321,767
Fidelity VIP Growth	6,020,949	7,093,110
Fidelity VIP Asset Manager 50% Portfolio	292,056	387,200
Fidelity VIP II Index 500	8,757,582	13,045,939
Fidelity VIP II Index 500 - Service Class 2	31,877	542,264

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2	$1,541,086	$1,831,715
FTVIP Franklin Mutual Shares Fund CL 2	291,504	447,308
FTVIP Franklin Rising Dividends Fund CL 2	1,011,962	883,972
FTVIP Franklin Small Cap Value Fund CL 2	524,859	962,446
FTVIP Franklin Strategic Income Fund CL 2	333,722	403,161
FTVIP Franklin U.S. Government Fund CL 2	136,193	286,623
FTVIP Templeton Developing Markets Fund CL 2	348,599	355,887

Invesco Variable Insurance Funds:
Invesco V.I. Discovery Large Cap Fund Series II	292,408	340,254
Invesco V.I. Discovery Mid Cap Growth Fund Series II	235,825	238,853
Invesco V.I. Diversified Dividend Fund Series I	95,504	168,826
Invesco V.I. Equity and Income Fund Series I	1,212,194	2,103,819
Invesco V.I. Global Fund Series II	3,894,758	3,079,359
Invesco V.I. Global Real Estate Fund Series I	229,990	318,668
Invesco V.I. Global Strategic Income Fund Series II	271,779	505,414
Invesco V.I. Health Care Series I	98,009	357,628
Invesco V.I. Main Street Fund Series II	499,278	584,884
Invesco V.I. Main Street Small Cap Fund Series II	956,515	865,511

Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S	4,293,065	9,438,608
Janus Henderson Enterprise Portfolio I-S	5,015,306	7,505,366
Janus Henderson Forty Portfolio I-S	2,832,304	2,312,990
Janus Henderson Global Research Portfolio I-S	3,974,198	5,081,375
Janus Henderson Mid Cap Value Portfolio S-S	384,999	428,249
Janus Henderson Research Portfolio I-S	2,954,232	5,510,012

Lincoln Financial Group:
LVIP American Century Disciplined Core Value	118,631	1,016,975
LVIP American Century Value	1,007,606	1,134,212
LVIP JPMorgan Core Bond	68,906	60,202
LVIP JPMorgan MidCap Value	572,781	609,498
LVIP JPMorgan Small Cap Core	578,743	906,855
LVIP JPMorgan US Equity Portfolio	106,902	116,435

Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S	727,725	661,175

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	712,473	518,951

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Contract Charges	Range
Mortality and Expense Risk Charge

Each subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.

0-1.25%

Administration Charge

Each subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include owner inquiries, changes in allocations, owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.

0-.50%

Records Maintenance Charge

An annual records maintenance charge is assessed during the accumulation period through the redemption of units and is assessed equally among all subaccounts in which the contract holder has an interest. The charge is assessed at the end of each contract year, on contract surrender and upon annuitization. However, the separate account does not deduct the records maintenance charge for contracts with contract value of at least $50,000 on the assessment date. This charge reimburses the separate account for the expenses of establishing and maintaining Contract records.

0-$30

Withdrawal Charge

Withdrawal charges are applicable only during the first seven contribution years following each purchase payment. When a withdrawal is requested in good order, and a withdrawal charge applies, the contract value is reduced by the amount of the withdrawal charge through the redemption of units. This charge is subject to certain exceptions. The withdrawal charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.

0-8%

Optional Benefit Fees

Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.

0.15-0.75%

Transfer Charge

The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a contract year. The charge would be assessed through the redemption of units.

0-$25

Investment Management Fees and Other Expenses

In some cases, the value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holder through the reduction of unit values.

0.1-1.43%

Redemption Fees

A fund or portfolio may assess a redemption fee on subaccount assets that are redeemed out of the fund or portfolio in connection with a withdrawal or transfer. Each fund or portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the fund or portfolio and is not retained by the Company. The redemption fee is deducted from the contract value through the redemption of units.

0-2%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Contract Charges - continued	Range
Applicable State Premium Taxes

Certain state and local governments impose a premium tax on purchase payments which, depending on the state, is paid by the Company at the time a purchase payment is received from the contract holder or at the time the Contract is annuitized. If the contract holder lives in a state where premium taxes are paid at the time a purchase payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the contract value at the time the purchase payment is received. If the contract holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the contract value.

0-3.5%

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Zurich Advantage III, Zurich Preferred and Zurich Preferred Plus policies is $1,000 and the contract must have at least a $1,500 value. The minimum amount of loan under Zurich Archway and Zurich ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Scudder Destinations policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is less. Farmers Variable Annuity I and Zurich Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Contract. The balance of loans outstanding as of December 31, 2025, was $19,620,832. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity contracts that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Alger Portfolios:

Alger Balanced-Class I-2

2025	42,036	138,485	(96,449)

2024	54,100	88,788	(34,688)

Alger Capital Appreciation-Class I-2

2025	27,929	116,508	(88,579)

2024	31,927	121,827	(89,900)

Alger Large Cap Growth-Class I-2

2025	1,846	5,936	(4,090)

2024	2,640	8,713	(6,073)

Alger Mid Cap Growth-Class I-2

2025	3,652	13,028	(9,376)

2024	2,662	11,766	(9,104)

Alger Small Cap Growth-Class I-2

2025	2,488	7,313	(4,825)

2024	2,408	7,857	(5,449)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

BNY Mellon Investment Portfolios:

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2025	21,396	75,774	(54,378)

2024	22,763	73,404	(50,641)

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

2025	12,839	14,638	(1,799)

2024	8,101	19,965	(11,864)

BNY Mellon Sustainable U.S. Equity Funds:

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2025	4,345	23,564	(19,219)

2024	5,304	22,032	(16,728)

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

2025	—	49	(49)

Deutsche DWS Variable Series I:

DWS Capital Growth VIP A

2025	25,711	328,092	(302,381)

2024	38,420	372,422	(334,002)

DWS Capital Growth VIP B

2024	—	6,013	(6,013)

DWS Core Equity VIP A

2025	20,839	161,648	(140,809)

2024	23,269	169,539	(146,270)

DWS Core Equity VIP B

2024	—	441	(441)

DWS CROCI® International VIP A

2025	68,091	162,612	(94,521)

2024	36,097	95,561	(59,464)

DWS CROCI® International VIP B

2024	—	2,467	(2,467)

DWS Global Small Cap VIP A

2025	17,654	78,956	(61,302)

2024	10,587	62,770	(52,183)

DWS Small Cap Index VIP A

2025	9,964	37,364	(27,400)

2024	69,406	18,405	51,001

Deutsche DWS Variable Series II:

DWS CROCI® U.S. VIP A

2025	43,310	488,439	(445,129)

2024	46,000	524,147	(478,147)

DWS CROCI® U.S. VIP B

2024	—	7,640	(7,640)

DWS Global Income Builder VIP A

2025	41,263	519,451	(478,188)

2024	73,029	551,438	(478,409)

DWS Government Money Market VIP A

2025	4,802,455	6,913,276	(2,110,821)

2024	4,283,384	5,404,337	(1,120,953)

DWS High Income VIP A

2025	61,596	89,097	(27,501)

2024	46,988	260,416	(213,428)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

DWS High Income VIP B

2024	—	342	(342)

DWS International Opportunities VIP A

2025	47,018	62,020	(15,002)

2024	15,490	67,223	(51,733)

DWS Small Mid Cap Growth VIP A

2025	127,548	556,983	(429,435)

2024	173,787	648,287	(474,500)

DWS Small Mid Cap Value VIP A

2025	78,869	368,799	(289,930)

2024	151,869	457,568	(305,699)

DWS Small Mid Cap Value VIP B

2024	—	3,367	(3,367)

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP A

2025	65,748	307,940	(242,192)

2024	86,779	264,064	(177,285)

Fidelity Variable Insurance Products Funds:

Fidelity VIP Contrafund

2025	9,158	73,612	(64,454)

2024	46,073	58,936	(12,863)

Fidelity VIP Equity Income

2025	2,168	16,874	(14,706)

2024	5,573	21,023	(15,450)

Fidelity VIP Growth

2025	844	18,702	(17,858)

2024	9,625	18,969	(9,344)

Fidelity VIP Asset Manager 50% Portfolio

2025	2,127	5,606	(3,479)

2024	1,714	6,295	(4,581)

Fidelity VIP II Index 500

2025	9,692	17,681	(7,989)

2024	3,971	22,997	(19,026)

Fidelity VIP II Index 500 - Service Class 2

2025	10	729	(719)

2024	247	798	(551)

Franklin Templeton Variable Insurance Products Trust:

FTVIP Franklin Mutual Global Discovery Fund CL 2

2025	6,963	33,920	(26,957)

2024	12,394	45,128	(32,734)

FTVIP Franklin Mutual Shares Fund CL 2

2025	1,337	12,267	(10,930)

2024	6,599	18,040	(11,441)

FTVIP Franklin Rising Dividends Fund CL 2

2025	6,821	14,451	(7,630)

2024	3,657	17,512	(13,855)

FTVIP Franklin Small Cap Value Fund CL 2

2025	3,379	15,726	(12,347)

2024	4,264	13,651	(9,387)

FTVIP Franklin Strategic Income Fund CL 2

2025	11,205	19,188	(7,983)

2024	21,580	24,428	(2,848)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

FTVIP Franklin U.S. Government Fund CL 2

2025	8,556	22,392	(13,836)

2024	13,372	8,336	5,036

FTVIP Templeton Developing Markets Fund CL 2

2025	7,208	8,390	(1,182)

2024	2,894	11,184	(8,290)

Invesco Variable Insurance Funds:

Invesco V.I. Discovery Large Cap Fund Series II

2025	1,236	5,125	(3,889)

2024	4,646	5,074	(428)

Invesco V.I. Discovery Mid Cap Growth Fund Series II

2025	1,591	4,000	(2,409)

2024	1,742	2,965	(1,223)

Invesco V.I. Diversified Dividend Fund Series I

2025	2,534	7,819	(5,285)

2024	1,919	2,931	(1,012)

Invesco V.I. Equity and Income Fund Series I

2025	51,897	178,166	(126,269)

2024	63,993	143,607	(79,614)

Invesco V.I. Global Fund Series II

2025	13,756	44,082	(30,326)

2024	8,171	36,355	(28,184)

Invesco V.I. Global Real Estate Fund Series I

2025	6,625	9,984	(3,359)

2024	4,310	15,876	(11,566)

Invesco V.I. Global Strategic Income Fund Series II

2025	10,942	28,367	(17,425)

2024	9,638	10,945	(1,307)

Invesco V.I. Health Care Series I

2025	1,106	7,850	(6,744)

2024	2,367	6,338	(3,971)

Invesco V.I. Main Street Fund Series II

2025	3,592	9,450	(5,858)

2024	2,750	10,523	(7,773)

Invesco V.I. Main Street Small Cap Fund Series II

2025	4,122	11,822	(7,700)

2024	4,558	15,120	(10,562)

Janus Aspen Series:

Janus Henderson Balanced Portfolio I-S

2025	9,345	68,930	(59,585)

2024	12,988	67,558	(54,570)

Janus Henderson Enterprise Portfolio I-S

2025	5,841	36,528	(30,687)

2024	4,913	36,747	(31,834)

Janus Henderson Forty Portfolio I-S

2025	19,422	27,509	(8,087)

2024	26,665	27,862	(1,197)

Janus Henderson Global Research Portfolio I-S

2025	3,248	40,604	(37,356)

2024	2,771	43,191	(40,420)

Janus Henderson Mid Cap Value Portfolio S-S

2025	1,528	7,488	(5,960)

2024	2,690	7,355	(4,665)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Janus Henderson Research Portfolio I-S

2025	871	34,193	(33,322)

2024	3,275	28,850	(25,575)

Lincoln Financial Group:

LVIP American Century Disciplined Core Value

2025	1,039	38,162	(37,123)

2024	4,844	43,742	(38,898)

LVIP American Century Value

2025	5,464	30,267	(24,803)

2024	12,335	53,223	(40,888)

LVIP JPMorgan Core Bond

2025	3,364	3,549	(185)

2024	6,787	600	6,187

LVIP JPMorgan MidCap Value

2025	2,091	12,035	(9,944)

2024	11,327	25,085	(13,758)

LVIP JPMorgan Small Cap Core

2025	5,154	15,463	(10,309)

2024	3,836	12,581	(8,745)

LVIP JPMorgan US Equity Portfolio

2025	935	1,396	(461)

2024	1,288	3,485	(2,197)

Voya Global Resources Trust:

Voya Global High Dividend Low Volatility Portfolio Class S

2025	20,760	32,599	(11,839)

2024	2,991	10,774	(7,783)

Voya Investors Trust:

VY JPMorgan Emerging Markets Equity Portfolio Class I

2025	4,241	14,664	(10,423)

2024	8,030	17,286	(9,256)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2025, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Alger Portfolios:

Alger Balanced-Class I-2

2025	790	$36.382	$36.382	$28,748	N/A	1.40%	1.40%	14.55%	14.55%

2024	887	31.762	31.762	28,161	N/A	1.40%	1.40%	15.44%	15.44%

2023	921	27.515	27.515	25,350	1.42%	1.40%	1.40%	15.81%	15.81%

2022	985	23.758	23.758	23,391	1.10%	1.40%	1.40%	(12.53)%	(12.53)%

2021	1,026	27.162	27.162	27,882	0.89%	1.40%	1.40%	17.48%	17.48%

Alger Capital Appreciation-Class I-2

2025	676	98.486	98.486	66,567	N/A	1.40%	1.40%	31.04%	31.04%

2024	764	75.159	75.159	57,457	N/A	1.40%	1.40%	46.07%	46.07%

2023	854	51.453	51.453	43,960	N/A	1.40%	1.40%	41.16%	41.16%

2022	896	36.450	36.450	32,643	N/A	1.40%	1.40%	(37.40)%	(37.40)%

2021	1,052	58.225	58.225	61,274	N/A	1.40%	1.40%	17.48%	17.48%

Alger Large Cap Growth-Class I-2

2025	46	230.219	391.235	16,498	N/A	1.00%	2.25%	27.41%	28.98%

2024	50	180.697	303.327	13,947	N/A	1.00%	2.25%	39.73%	41.47%

2023	56	129.321	214.418	11,096	N/A	1.00%	2.25%	29.76%	31.36%

2022	59	99.662	163.230	8,795	N/A	1.00%	2.25%	(40.00)%	(39.26)%

2021	65	166.114	268.743	15,943	N/A	1.00%	2.25%	9.38%	10.73%

Alger Mid Cap Growth-Class I-2

2025	62	108.766	146.467	8,360	N/A	1.00%	2.25%	14.20%	15.61%

2024	71	95.244	126.691	8,350	N/A	1.00%	2.25%	18.39%	19.86%

2023	80	80.449	105.697	7,880	N/A	1.00%	2.25%	20.47%	21.96%

2022	85	66.779	86.667	6,894	N/A	1.00%	2.25%	(37.48)%	(36.71)%

2021	94	106.811	136.927	11,921	N/A	1.00%	2.25%	1.91%	3.17%

Alger Small Cap Growth-Class I-2

2025	33	62.173	160.921	4,612	N/A	1.00%	2.25%	3.58%	4.86%

2024	38	60.023	153.458	5,062	0.38%	1.00%	2.25%	5.74%	7.05%

2023	44	56.765	143.346	5,407	N/A	1.00%	2.25%	13.94%	15.34%

2022	47	49.822	124.280	5,073	N/A	1.00%	2.25%	(39.38)%	(38.63)%

2021	50	82.185	202.501	8,908	N/A	1.00%	2.25%	(8.13)%	(6.99)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

BNY Mellon Investment Portfolios:

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2025	453	$53.438	$53.438	$24,207	0.69%	1.40%	1.40%	8.55%	8.55%

2024	507	49.229	49.229	24,978	0.87%	1.40%	1.40%	11.05%	11.05%

2023	558	44.331	44.331	24,738	0.78%	1.40%	1.40%	16.68%	16.68%

2022	609	37.993	37.993	23,119	0.70%	1.40%	1.40%	(15.26)%	(15.26)%

2021	675	44.836	44.836	30,285	0.66%	1.40%	1.40%	24.15%	24.15%

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

2025	49	42.393	56.028	2,570	N/A	1.00%	2.25%	7.40%	8.73%

2024	51	39.473	51.532	2,458	0.65%	1.00%	2.25%	9.85%	11.21%

2023	63	35.935	46.335	2,715	0.54%	1.00%	2.25%	15.40%	16.82%

2022	66	31.140	39.663	2,462	0.42%	1.00%	2.25%	(16.17)%	(15.13)%

2021	77	37.145	46.735	3,357	0.47%	1.00%	2.25%	22.80%	24.32%

BNY Mellon Sustainable U.S Equity

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2025	144	107.282	148.263	7,364	0.26%	1.00%	2.25%	(70.88) %	14.82%

2024	163	94.588	129.123	7,489	0.55%	1.00%	2.25%	22.13%	23.65%

2023	180	77.450	104.429	6,663	0.73%	1.00%	2.25%	21.11%	22.60%

2022	192	21.860	85.179	5,786	0.53%	1.00%	2.25%	(24.57)%	(23.64)%

2021	165	28.738	111.543	7,622	0.77%	1.00%	2.25%	24.20%	25.74%

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

2025	—	52.016	56.386	3	0.07%	1.70%	2.05%	13.35%	13.74%

2024	—	45.889	49.574	5	0.39%	1.70%	2.05%	22.06%	22.48%

2023	—	37.595	40.474	4	0.58%	1.70%	2.05%	21.03%	21.45%

2022	—	31.062	33.326	4	0.27%	1.70%	2.05%	(24.61)%	(24.35)%

2021	—	41.200	44.052	5	0.59%	1.70%	2.05%	24.14%	24.56%

Deutsche DWS Variable Series I:

DWS Capital Growth VIP A

2025	2,409	104.938	158.090	212,376	0.05%	1.00%	2.25%	(1.77)%	11.41%

2024	2,712	95.352	141.895	214,643	0.19%	1.00%	2.25%	23.82%	25.36%

2023	3,046	77.011	113.192	192,915	0.08%	1.00%	2.25%	35.54%	37.21%

2022	3,324	37.571	82.497	153,866	0.09%	1.00%	2.25%	(32.26)%	(31.42)%

2021	3,587	55.003	120.298	243,399	0.21%	1.00%	2.25%	20.08%	21.56%

DWS Capital Growth VIP B (f)

2024	—	64.329	69.367	—	N/A	1.70%	2.05%	16.42%	16.61%

2023	6	55.256	59.488	343	N/A	1.70%	2.05%	35.41%	35.87%

2022	6	40.807	43.782	254	N/A	1.70%	2.05%	(32.29)%	(32.06)%

2021	6	60.271	64.443	397	N/A	1.70%	2.05%	20.00%	20.41%

DWS Core Equity VIP A

2025	1,061	53.556	66.326	54,712	0.79%	1.00%	2.05%	(7.71)%	15.68%

2024	1,202	46.779	57.337	53,861	0.87%	1.00%	2.05%	17.66%	18.89%

2023	1,348	39.758	48.229	50,957	0.93%	1.00%	2.05%	23.06%	24.33%

2022	1,479	29.832	38.790	45,120	0.78%	1.00%	2.05%	(17.22)%	(16.36)%

2021	1,602	35.810	46.380	58,746	0.78%	1.00%	2.05%	22.78%	24.06%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

DWS Core Equity VIP B (f)

2024	—	$49.594	$53.478	$—	1.20%	1.70%	2.05%	13.57%	13.75%

2023	—	43.670	47.014	21	0.61%	1.70%	2.05%	22.66%	23.08%

2022	—	35.601	38.197	17	0.44%	1.70%	2.05%	(17.42)%	(17.13)%

2021	—	43.109	46.094	21	0.46%	1.70%	2.05%	22.43%	22.85%

DWS CROCI® International VIP A

2025	841	18.129	26.813	15,680	2.62%	1.00%	2.25%	(3.98)%	43.47%

2024	935	12.792	18.689	12,124	3.38%	1.00%	2.25%	0.19%	1.43%

2023	995	12.768	18.425	12,748	3.32%	1.00%	2.25%	16.34%	17.77%

2022	1,037	10.596	15.645	11,356	3.09%	1.00%	2.25%	(15.10)%	(14.05)%

2021	1,093	12.376	18.201	13,981	2.46%	1.00%	2.25%	6.83%	8.16%

DWS CROCI® International VIP B (f)

2024	—	14.286	15.405	—	0.01%	1.70%	2.05%	(0.32)%	(0.16)%

2023	2	14.331	15.429	36	2.99%	1.70%	2.05%	16.20%	16.60%

2022	2	12.333	13.233	31	2.76%	1.70%	2.05%	(15.25)%	(14.96) %

2021	2	14.553	15.560	37	2.20%	1.70%	2.05%	6.75%	7.12%

DWS Global Small Cap VIP A

2025	440	46.732	46.732	20,567	1.18%	1.40%	1.40%	18.85%	18.85%

2024	501	39.320	39.320	19,716	1.39%	1.40%	1.40%	4.29%	4.29%

2023	554	37.702	37.702	20,872	0.88%	1.40%	1.40%	22.85%	22.85%

2022	585	30.690	30.690	17,947	0.52%	1.40%	1.40%	(25.10)%	(25.10)%

2021	638	40.976	40.976	26,160	0.37%	1.40%	1.40%	13.35%	13.35%

DWS Small Cap Index VIP A

2025	99	10.687	10.687	1,054	1.16%	1.40%	1.40%	11.08%	11.08%

2024	126	9.621	9.621	1,212	0.82%	1.40%	1.40%	9.61%	9.61%

2023	75	8.778	8.778	658	0.88%	1.40%	1.40%	15.15%	15.15%

2022	66	7.623	7.623	502	0.57%	1.40%	1.40%	(21.73)%	(21.73)%

Deutsche DWS Variable Series II:

DWS CROCI® U.S. VIP A

2025	3,243	5.236	6.839	74,386	1.29%	1.00%	2.05%	14.84%	574.66%

2024	3,688	4.560	5.894	74,198	1.54%	1.00%	2.05%	15.38%	16.59%

2023	4,166	3.952	5.056	72,114	1.69%	1.00%	2.05%	18.34%	19.57%

2022	4,502	3.339	23.177	65,867	1.74%	1.00%	2.05%	(17.09)%	(16.23)%

2021	4,841	4.028	27.777	85,179	2.01%	1.00%	2.05%	24.14%	25.43%

DWS CROCI® U.S. VIP B (f)

2024	—	24.555	26.478	—	0.54%	1.70%	2.05%	8.91%	9.08%

2023	8	22.547	24.274	178	1.36%	1.70%	2.05%	17.96%	18.36%

2022	8	19.114	20.508	152	1.41%	1.70%	2.05%	(17.36)%	(17.08)%

2021	8	23.130	24.731	183	1.62%	1.70%	2.05%	23.73%	24.16%

DWS Global Income Builder VIP A

2025	3,775	4.571	20.798	63,925	N/A	1.00%	2.25%	13.25%	504.30%

2024	4,253	4.036	16.796	63,700	3.55%	1.00%	2.25%	6.69%	8.02%

2023	4,731	3.783	16.794	65,300	3.15%	1.00%	2.25%	12.37%	13.76%

2022	5,292	3.367	19.097	64,529	2.84%	1.00%	2.25%	(16.85)%	(15.82)%

2021	5,833	4.049	22.825	85,226	2.35%	1.00%	2.25%	8.51%	9.86%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

DWS Government Money Market VIP A

2025	13,893	$0.853	$14.029	$53,675	3.98%	— %	2.25%	1.67%	437.02%

2024	15,208	0.839	13.495	56,007	4.87%	— %	2.25%	2.60%	4.92%

2023	16,329	0.818	12.862	57,342	4.42%	— %	2.25%	2.45%	4.75%

2022	20,794	0.798	16.076	68,688	1.23%	— %	2.25%	(0.92) %	1.31%

2021	20,150	0.805	16.169	69,256	0.01%	— %	2.25%	(2.19) %	0.02%

DWS High Income VIP A

2025	885	2.073	20.468	25,164	N/A	1.00%	2.25%	6.54%	428.49%

2024	1,708	1.945	18.976	25,082	5.86%	1.00%	2.25%	4.77%	6.07%

2023	1,921	1.857	17.889	26,142	5.26%	1.00%	2.25%	8.89%	10.24%

2022	2,072	1.705	22.349	25,808	5.12%	1.00%	2.25%	(10.88) %	(9.78) %

2021	2,441	1.913	24.871	33,464	4.73%	1.00%	2.25%	1.72%	2.97%

DWS High Income VIP B (f)

2024	—	23.785	25.648	—	11.16%	1.70%	2.05%	1.06%	1.22%

2023	—	23.535	25.338	8	4.99%	1.70%	2.05%	8.84%	9.22%

2022	—	21.623	23.199	8	4.72%	1.70%	2.05%	(11.19) %	(10.89) %

2021	—	24.349	26.034	9	4.25%	1.70%	2.05%	1.71%	2.06%

DWS International Opportunities VIP A (c)

2025	416	32.494	32.494	13,510	0.92%	1.40%	1.40%	17.28%	17.28%

2024	431	27.707	27.707	11,935	1.26%	1.40%	1.40%	7.84%	7.84%

2023	483	25.692	25.692	12,396	0.77%	1.40%	1.40%	14.44%	14.44%

2022	506	22.449	22.449	11,356	0.98%	1.40%	1.40%	(29.50) %	(29.50) %

2021	587	31.842	31.842	18,699	0.33%	1.40%	1.40%	6.62%	6.62%

DWS International Growth VIP B (f)

2022	—	20.715	22.226	—	N/A	—	0.0205	(30.14) %	(29.90) %

2021	—	29.651	31.704	—	N/A	—	0.0205	5.71%	6.08%

DWS Small Mid Cap Growth VIP A

2025	3,651	2.676	6.188	40,412	N/A	1.00%	2.25%	5.74%	337.55%

2024	4,080	2.531	5.781	41,505	N/A	1.00%	2.25%	2.82%	4.10%

2023	4,554	2.462	5.553	45,050	0.02%	1.00%	2.25%	16.22%	17.66%

2022	4,855	2.118	27.366	41,098	N/A	1.00%	2.25%	(29.60) %	(28.73) %

2021	5,170	3.009	38.664	61,937	0.04%	1.00%	2.25%	11.34%	12.71%

DWS Small Mid Cap Value VIP A

2025	2,501	49.104	7.664	42,717	N/A	1.00%	2.25%	15.62%	788.22%

2024	2,791	6.548	42.472	41,143	1.21%	1.00%	2.25%	3.86%	5.15%

2023	3,096	6.227	40.894	43,461	1.14%	1.00%	2.25%	12.43%	13.81%

2022	3,413	4.321	44.132	42,049	0.84%	1.00%	2.25%	(17.65) %	(16.64) %

2021	3,854	5.237	53.070	55,130	1.35%	1.00%	2.25%	27.63%	29.21%

DWS Small Mid Cap Value VIP B

2025	1	43.251	46.886	31	0.54%	1.70%	2.05%	15.48%	15.88%

2024	1	37.453	40.462	27	0.24%	1.70%	2.05%	3.66%	4.01%

2023	4	36.132	38.900	151	0.77%	1.70%	2.05%	12.29%	12.68%

2022	4	32.177	34.523	135	0.45%	1.70%	2.05%	(17.82) %	(17.54) %

2021	4	39.155	45.680	164	0.91%	1.70%	2.05%	27.43%	27.87%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP A

2025	1,865	$59.042	$59.042	$110,128	1.06%	1.40%	1.40%	16.01%	16.01%

2024	2,107	50.894	50.894	107,257	1.27%	1.40%	1.40%	22.89%	22.89%

2023	2,285	41.414	41.414	94,619	1.37%	1.40%	1.40%	24.27%	24.27%

2022	2,420	33.326	33.326	80,647	1.20%	1.40%	1.40%	(19.46)%	(19.46)%

2021	2,499	41.381	41.381	103,413	1.44%	1.40%	1.40%	26.63%	26.63%

Fidelity Variable Insurance Products Funds:

Fidelity VIP Contrafund

2025	349	159.955	277.851	87,588	0.13%	1.00%	2.25%	18.81%	20.28%

2024	413	134.631	231.006	86,643	0.20%	1.00%	2.25%	30.83%	32.46%

2023	426	102.903	174.397	67,485	0.49%	1.00%	2.25%	30.53%	32.13%

2022	461	78.838	131.984	55,394	0.45%	1.00%	2.25%	(27.93)%	(27.04)%

2021	510	109.394	180.903	84,274	0.06%	1.00%	2.25%	25.02%	26.57%

Fidelity VIP Equity Income

2025	151	83.880	156.150	21,035	1.76%	1.00%	2.25%	16.40%	17.84%

2024	166	72.061	132.508	19,602	1.80%	1.00%	2.25%	12.80%	14.20%

2023	181	63.886	116.031	18,792	1.87%	1.00%	2.25%	8.22%	9.56%

2022	201	59.033	105.911	19,060	1.85%	1.00%	2.25%	(7.05)%	(5.90)%

2021	207	63.507	112.548	20,842	1.93%	1.00%	2.25%	22.15%	23.66%

Fidelity VIP Growth

2025	116	210.617	435.261	45,568	0.27%	1.00%	2.25%	12.37%	13.76%

2024	134	187.428	382.607	46,383	N/A	1.00%	2.25%	27.51%	29.09%

2023	143	146.995	296.382	38,503	0.13%	1.00%	2.25%	33.25%	34.89%

2022	156	110.315	219.717	31,083	0.58%	1.00%	2.25%	(26.12)%	(25.20)%

2021	199	149.310	293.752	53,502	N/A	1.00%	2.25%	20.50%	22.00%

Fidelity VIP Asset Manager 50 % Portfolio (b)

2025	34	56.539	73.841	2,305	2.45%	1.00%	2.05%	12.68%	13.85%

2024	38	50.179	64.861	2,238	2.38%	1.00%	2.05%	6.31%	7.42%

2023	42	47.202	60.382	2,345	2.32%	1.00%	2.05%	10.68%	11.83%

2022	45	42.647	53.995	2,224	1.97%	1.00%	2.05%	(16.64)%	(15.78)%

2021	47	51.161	64.109	2,766	1.58%	1.00%	2.05%	7.71%	8.83%

Fidelity VIP II Index 500

2025	109	764.353	998.246	99,355	N/A	1.00%	2.05%	15.41%	16.61%

2024	117	662.284	856.051	89,090	1.28%	1.00%	2.05%	22.38%	23.66%

2023	136	541.185	692.287	84,306	1.52%	1.00%	2.05%	23.67%	24.95%

2022	134	437.614	554.059	66,571	1.37%	1.00%	2.05%	(19.85)%	(19.02)%

2021	145	546.016	684.202	89,301	1.26%	1.00%	2.05%	26.00%	27.30%

Fidelity VIP II Index 500 - Service Class 2

2025	3	649.211	825.293	1,966	N/A	1.25%	2.25%	14.90%	16.03%

2024	3	565.029	711.259	2,179	1.05%	1.25%	2.25%	21.83%	23.04%

2023	4	463.779	578.067	2,086	1.25%	1.25%	2.25%	23.12%	24.33%

2022	4	376.692	464.942	1,796	1.16%	1.25%	2.25%	(20.21)%	(19.42)%

2021	4	47.802	577.024	2,405	1.03%	1.25%	2.25%	25.44%	26.67%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Franklin Templeton Variable Insurance Products Trust:

FTVIP Franklin Mutual Global Discovery Fund CL 2

2025	183	$45.583	$60.242	$10,243	1.86%	1.00%	2.25%	20.63%	22.12%

2024	210	37.788	49.331	9,664	1.71%	1.00%	2.25%	2.34%	3.61%

2023	242	36.924	47.610	10,819	2.47%	1.00%	2.25%	17.67%	19.12%

2022	263	31.379	39.967	9,894	1.35%	1.00%	2.25%	(6.84)%	(5.69)%

2021	286	33.683	42.379	11,421	2.78%	1.00%	2.25%	16.51%	17.95%

FTVIP Franklin Mutual Shares Fund CL 2

2025	58	29.990	39.636	2,119	1.96%	1.00%	2.25%	9.07%	10.41%

2024	69	27.497	35.897	2,293	1.97%	1.00%	2.25%	8.81%	10.16%

2023	80	25.271	32.585	2,438	1.85%	1.00%	2.25%	10.97%	12.34%

2022	84	22.772	29.005	2,292	1.85%	1.00%	2.25%	(9.46)%	(8.35)%

2021	111	25.153	31.646	3,310	3.02%	1.00%	2.25%	16.55%	17.99%

FTVIP Franklin Rising Dividends Fund CL 2

2025	98	50.600	66.874	6,109	N/A	1.00%	2.25%	9.35%	10.70%

2024	105	46.275	60.411	5,952	1.04%	1.00%	2.25%	8.34%	9.68%

2023	119	42.715	55.077	6,154	0.91%	1.00%	2.25%	9.62%	10.97%

2022	125	38.968	49.633	5,816	0.75%	1.00%	2.25%	(12.54)%	(11.45)%

2021	132	44.552	56.053	6,967	0.90%	1.00%	2.25%	24.00%	25.53%

FTVIP Franklin Small Cap Value Fund CL 2

2025	56	50.621	66.904	3,441	1.06%	1.00%	2.25%	5.29%	6.59%

2024	68	48.080	62.768	3,966	0.92%	1.00%	2.25%	9.23%	10.59%

2023	77	44.016	56.756	4,092	0.51%	1.00%	2.25%	10.27%	11.63%

2022	81	39.916	50.842	3,859	0.93%	1.00%	2.25%	(12.04)%	(10.95)%

2021	92	45.380	57.096	4,950	1.16%	1.00%	2.25%	22.61%	24.13%

FTVIP Franklin Strategic Income Fund CL 2

2025	119	16.674	22.037	2,443	4.96%	1.00%	2.25%	4.89%	6.18%

2024	127	15.898	20.753	2,461	4.76%	1.00%	2.25%	1.72%	2.99%

2023	130	15.629	20.152	2,450	4.55%	1.00%	2.25%	5.81%	7.11%

2022	146	14.771	18.813	2,583	4.10%	1.00%	2.25%	(12.71)%	(11.63)%

2021	170	16.922	21.290	3,415	3.28%	1.00%	2.25%	(0.14)%	1.10%

FTVIP Franklin U.S. Government Fund CL 2

2025	79	10.230	13.521	999	N/A	1.00%	2.25%	4.35%	5.64%

2024	93	9.804	12.799	1,115	2.86%	1.00%	2.25%	(0.88)%	0.36%

2023	88	9.891	12.753	1,053	2.24%	1.00%	2.25%	2.17%	3.43%

2022	108	9.680	12.330	1,249	1.84%	1.00%	2.25%	(11.73)%	(10.64)%

2021	114	10.967	13.799	1,486	2.39%	1.00%	2.25%	(3.99)%	(2.80)%

FTVIP Templeton Developing Markets Fund CL 2

2025	41	41.480	54.822	2,092	N/A	1.00%	2.25%	43.06%	44.82%

2024	42	28.996	37.855	1,491	4.25%	1.00%	2.25%	5.29%	6.60%

2023	50	27.540	35.512	1,680	2.06%	1.00%	2.25%	10.15%	11.51%

2022	53	25.002	31.847	1,577	2.35%	1.00%	2.25%	(23.70)%	(22.76)%

2021	61	32.768	41.228	2,367	0.95%	1.00%	2.25%	(7.82)%	(6.67)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Invesco Variable Insurance Funds:

Invesco V.I. Discovery Large Cap Fund Series II (a)

2025	26	$56.028	$74.046	$1,801	N/A	1.00%	2.25%	10.06%	11.42%

2024	30	50.907	66.457	1,864	N/A	1.00%	2.25%	30.87%	32.49%

2023	31	38.900	50.158	1,432	N/A	1.00%	2.25%	32.07%	33.70%

2022	34	29.455	37.517	1,207	N/A	1.00%	2.25%	(32.48)%	(31.65)%

2021	37	43.624	54.886	1,923	N/A	1.00%	2.25%	19.59%	21.07%

Invesco V.I. Discovery Mid Cap Growth Fund Series II

2025	26	46.495	61.450	1,492	N/A	1.00%	2.25%	2.23%	3.50%

2024	28	45.479	59.373	1,577	N/A	1.00%	2.25%	21.18%	22.69%

2023	30	37.530	48.393	1,345	N/A	1.00%	2.25%	10.38%	11.74%

2022	30	34.002	43.310	1,219	N/A	1.00%	2.25%	(32.65)%	(31.81)%

2021	32	50.483	63.516	1,882	N/A	1.00%	2.25%	16.18%	17.62%

Invesco V.I. Diversified Dividend Fund Series I

2025	22	18.718	24.740	499	1.45%	1.00%	2.25%	13.19%	14.59%

2024	27	16.536	21.589	544	1.91%	1.00%	2.25%	10.71%	12.09%

2023	28	14.936	19.261	506	1.78%	1.00%	2.25%	6.65%	7.97%

2022	44	14.004	17.839	747	2.05%	1.00%	2.25%	(3.84)%	(2.65)%

2021	41	14.563	18.325	712	2.09%	1.00%	2.25%	16.28%	17.72%

Invesco V.I. Equity and Income Fund Series I

2025	795	12.325	13.053	10,140	2.14%	1.00%	2.25%	8.93%	11.69%

2024	922	11.171	11.687	10,560	1.76%	1.00%	2.25%	9.64%	11.00%

2023	1001	10.189	10.529	10,375	1.84%	1.00%	2.25%	8.13%	9.46%

2022	1176	9.423	9.618	11,180	1.78%	1.00%	2.25%	(9.54)%	(8.42)%

2021	882	10.408	10.503	9,193	N/A	1.00%	2.25%	(41.11)%	5.03%

Invesco V.I. Global Fund Series II

2025	224	57.648	66.906	15,898	N/A	1.00%	2.25%	12.48%	13.88%

2024	254	51.250	66.906	15,898	N/A	1.00%	2.25%	13.22%	14.63%

2023	283	45.265	58.366	15,443	N/A	1.00%	2.25%	31.50%	33.12%

2022	298	34.422	43.845	12,285	N/A	1.00%	2.25%	(33.43)%	(32.61)%

2021	331	51.712	65.061	20,319	N/A	1.00%	2.25%	12.64%	14.03%

Invesco V.I. Global Real Estate Fund Series I

2025	60	25.339	33.490	1,852	2.08%	1.00%	2.25%	5.48%	6.78%

2024	63	24.023	31.363	1,838	2.53%	1.00%	2.25%	(3.97)%	(2.78)%

2023	75	25.017	32.259	2,246	1.40%	1.00%	2.25%	6.65%	7.97%

2022	87	23.457	29.878	2,443	2.79%	1.00%	2.25%	(26.59)%	(25.68)%

2021	93	31.951	40.201	3,527	2.72%	1.00%	2.25%	22.95%	24.47%

Invesco V.I. Global Strategic Income Fund Series II

2025	87	14.888	19.677	1,586	N/A	1.00%	2.25%	10.27%	11.64%

2024	104	13.501	17.626	1,711	2.76%	1.00%	2.25%	0.52%	1.77%

2023	105	13.432	17.320	1,709	N/A	1.00%	2.25%	6.22%	7.53%

2022	125	12.646	16.107	1,892	N/A	1.00%	2.25%	(13.65)%	(12.59)%

2021	142	14.646	18.427	2,468	4.22%	1.00%	2.25%	(5.69)%	(4.52)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. Health Care Series I

2025	27	$39.100	$51.676	$1,296	N/A	1.00%	2.25%	12.79%	14.19%

2024	34	34.666	45.256	1,425	N/A	1.00%	2.25%	1.86%	3.13%

2023	38	34.032	43.882	1,548	N/A	1.00%	2.25%	0.76%	2.00%

2022	41	33.775	43.020	1,665	N/A	1.00%	2.25%	(15.22)%	(14.17)%

2021	44	39.839	50.124	2,063	0.20%	1.00%	2.25%	9.83%	11.19%

Invesco V.I. Main Street Fund Series II

2025	70	51.115	67.553	4,414	0.32%	1.00%	2.25%	13.10%	14.50%

2024	76	45.196	59.001	4,186	N/A	1.00%	2.25%	20.66%	22.16%

2023	84	37.456	48.296	3,789	0.50%	1.00%	2.25%	20.14%	21.62%

2022	89	31.178	39.712	3,306	1.04%	1.00%	2.25%	(22.06)%	(21.10)%

2021	94	40.004	50.330	4,472	0.52%	1.00%	2.25%	24.43%	25.97%

Invesco V.I. Main Street Small Cap Fund Series II

2025	94	58.302	77.053	6,694	0.23%	1.00%	2.25%	6.05%	7.37%

2024	101	54.974	71.767	6,768	N/A	1.00%	2.25%	9.92%	11.29%

2023	112	50.013	64.488	6,740	0.91%	1.00%	2.25%	15.23%	16.66%

2022	121	43.402	55.281	6,291	0.24%	1.00%	2.25%	(17.89) %	(16.87) %

2021	130	52.856	66.501	8,169	0.19%	1.00%	2.25%	19.57%	21.05%

Janus Aspen Series:

Janus Henderson Balanced Portfolio I-S

2025	438	93.803	152.696	60,843	2.00%	1.00%	2.25%	12.57%	13.97%

2024	498	83.326	133.984	60,692	2.08%	1.00%	2.25%	12.87%	14.28%

2023	552	73.822	117.244	59,012	2.09%	1.00%	2.25%	12.88%	14.27%

2022	600	65.398	102.599	56,266	1.16%	1.00%	2.25%	(18.24)%	(17.23)%

2021	653	79.986	123.953	74,313	0.89%	1.00%	2.25%	14.62%	16.04%

Janus Henderson Enterprise Portfolio I-S

2025	256	142.651	216.396	50,560	0.20%	1.00%	2.25%	5.30%	6.61%

2024	287	135.467	202.987	53,241	0.75%	1.00%	2.25%	13.05%	14.46%

2023	318	119.831	177.350	51,823	0.16%	1.00%	2.25%	15.48%	16.91%

2022	350	103.766	151.703	48,904	0.19%	1.00%	2.25%	(17.79)%	(16.77)%

2021	381	126.217	182.273	64,107	0.32%	1.00%	2.25%	14.26%	15.67%

Janus Henderson Forty Portfolio I-S

2025	136	89.714	89.714	12,195	0.31%	1.40%	1.40%	16.51%	16.51%

2024	144	77.000	77.000	11,090	0.12%	1.40%	1.40%	26.68%	26.68%

2023	145	60.783	60.783	8,827	0.20%	1.40%	1.40%	38.04%	38.04%

2022	146	44.033	44.033	6,427	0.15%	1.40%	1.40%	(34.47)%	(34.47)%

2021	189	67.195	67.195	12,733	0.46%	1.40%	1.40%	21.20%	21.20%

Janus Henderson Global Research Portfolio I-S

2025	327	91.697	137.094	40,924	N/A	1.00%	2.25%	18.26%	19.72%

2024	364	77.539	114.511	38,202	0.77%	1.00%	2.25%	20.85%	22.35%

2023	405	64.162	93.591	34,788	0.93%	1.00%	2.25%	24.00%	25.53%

2022	439	51.744	74.558	30,134	0.97%	1.00%	2.25%	(21.18)%	(20.21)%

2021	481	65.651	93.441	41,547	0.52%	1.00%	2.25%	15.49%	16.92%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Janus Henderson Mid Cap Value Portfolio S-S

2025	52	$45.580	$60.239	$2,921	N/A	1.00%	2.25%	3.95%	5.24%

2024	58	43.846	57.239	3,106	0.85%	1.00%	2.25%	10.31%	11.68%

2023	63	39.749	51.253	3,015	0.94%	1.00%	2.25%	8.67%	10.01%

2022	63	36.578	46.590	2,767	1.11%	1.00%	2.25%	(7.84)%	(6.71)%

2021	69	39.692	49.938	3,214	0.30%	1.00%	2.25%	16.80%	18.24%

Janus Henderson Research Portfolio I-S

2025	235	111.767	179.238	38,501	N/A	1.00%	2.25%	15.78%	17.22%

2024	269	96.530	152.913	37,600	0.03%	1.00%	2.25%	32.32%	33.97%

2023	294	72.952	114.143	30,828	0.14%	1.00%	2.25%	40.03%	41.76%

2022	320	52.096	80.519	23,718	0.14%	1.00%	2.25%	(31.43)%	(30.58)%

2021	348	75.978	115.995	37,285	0.10%	1.00%	2.25%	17.69%	19.14%

Lincoln Financial Group:

LVIP American Century Disciplined Core Value (e)

2025	246	21.827	29.322	6,650	1.58%	1.00%	2.25%	12.33%	13.72%

2024	283	19.431	25.784	6,748	1.31%	1.00%	2.25%	10.59%	11.97%

2023	322	17.570	23.029	6,875	1.50%	1.00%	2.25%	6.27%	7.58%

2022	347	16.534	21.406	6,900	1.62%	1.00%	2.25%	(14.65)%	(13.60)%

2021	417	19.372	24.775	9,646	1.12%	1.00%	2.25%	20.93%	22.43%

LVIP American Century Value (e)

2025	255	28.675	40.478	9,459	1.58%	1.00%	2.25%	13.47%	14.87%

2024	280	25.271	35.237	9,066	2.92%	1.00%	2.25%	7.06%	8.39%

2023	321	23.605	32.509	9,607	2.34%	1.00%	2.25%	6.70%	8.02%

2022	357	22.122	30.095	9,940	2.04%	1.00%	2.25%	(1.67)%	(0.45)%

2021	381	22.497	30.232	10,670	1.81%	1.00%	2.25%	21.77%	23.28%

LVIP JPMorgan Core Bond

2025	36	12.750	15.834	543	N/A	1.25%	2.25%	5.04%	6.08%

2024	36	12.138	14.927	516	4.83%	1.25%	2.25%	(0.53)%	0.46%

2023	30	12.203	14.859	427	3.64%	1.25%	2.25%	3.58%	4.60%

2022	30	11.781	14.205	414	1.92%	1.25%	2.25%	(14.50)%	(13.65)%

2021	31	13.778	16.451	486	1.85%	1.25%	2.25%	(3.53)%	(2.57)%

LVIP JPMorgan MidCap Value

2025	84	39.871	52.285	4,107	1.07%	1.00%	2.25%	2.41%	3.68%

2024	94	38.932	50.430	4,445	1.20%	1.00%	2.25%	11.76%	13.15%

2023	108	34.836	44.570	4,514	3.07%	1.00%	2.25%	8.48%	9.82%

2022	116	32.113	40.585	4,425	0.94%	1.00%	2.25%	(10.18)%	(9.07)%

2021	129	35.751	44.632	5,463	0.98%	1.00%	2.25%	27.03%	28.60%

LVIP JPMorgan Small Cap Core

2025	56	48.945	68.395	3,531	N/A	1.00%	2.25%	7.84%	9.18%

2024	66	45.385	62.645	3,839	0.79%	1.00%	2.25%	9.24%	10.60%

2023	75	41.546	56.642	3,937	1.33%	1.00%	2.25%	10.62%	11.98%

2022	78	37.558	50.581	3,645	0.43%	1.00%	2.25%	(21.12)%	(20.15)%

2021	82	45.319	63.345	4,815	0.55%	1.00%	2.25%	18.71%	20.18%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
				Net	Investment

	Units	Unit Fair Value		Assets (1)	Income	Expense Ratio (3)		Total Return (4)

	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

LVIP JPMorgan U.S. Equity Portfolio

2025	19	$62.757	$82.298	$1,490	N/A	1.00%	2.25%	12.02%	13.41%

2024	20	56.023	72.569	1,350	0.54%	1.00%	2.25%	21.24%	22.75%

2023	22	46.207	59.119	1,226	1.61%	1.00%	2.25%	24.37%	25.91%

2022	23	37.152	46.955	1,031	0.49%	1.00%	2.25%	(20.48)%	(19.50)%

2021	23	46.721	58.328	1,287	0.81%	1.00%	2.25%	26.50%	28.06%

Voya Global Resources Trust:

Voya Global High Dividend Low Volatility Portfolio Class S

2025	111	18.313	22.284	2,331	N/A	1.00%	2.05%	16.35%	17.55%

2024	123	15.740	18.957	2,202	2.54%	1.00%	2.05%	10.40%	11.56%

2023	148	14.257	16.993	2,384	2.65%	1.00%	2.05%	4.30%	5.38%

2022	155	13.670	16.126	2,389	2.39%	1.00%	2.05%	(7.02)%	(6.05)%

2021	169	14.701	17.164	2,780	2.31%	1.00%	2.05%	18.14%	19.37%

Voya Investors Trust:

VY JPMorgan Emerging Markets Equity Portfolio Class I

2025	68	35.686	43.927	2,798	N/A	1.00%	2.05%	35.86%	37.27%

2024	78	26.266	31.999	2,360	1.09%	1.00%	2.05%	0.08%	1.13%

2023	87	26.246	31.643	2,618	1.95%	1.00%	2.05%	4.67%	5.75%

2022	100	25.075	29.921	2,840	N/A	1.00%	2.05%	(27.38)%	(26.63)%

2021	109	34.529	40.780	4,244	N/A	1.00%	2.05%	(11.66)%	(10.74)%

Notes:

(1) Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.

(2) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3) This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount ceased as an investment option.

(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. Zurich Archway has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(a) Effective May 1, 2025, name changed from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund.

(b) Effective May 1, 2025, name changed from Fidelity VIP II Asset Manager to Fidelity VIP Asset Manager 50% Portfolio .

(c) Effective May 1, 2025, name changed from DWS International Growth VIP to DWS International Opportunities VIP.

(d) Subaccount available for investment; however, no activity in 2025 or 2024, and as such have not been shown in the accompanying financial statements.

(e) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(f) On June 17, 2024, subaccount liquidated.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2025 and through April 23, 2026. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.